UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

U.S. Treasury Securities Cash Fund
Portfolio of Investments (unaudited)				September 30, 2013

United States Government Obligations 13.63%	Coupon Rate	Maturity Date	Principal Amount	Value

United States Treasury Bill 13.63%
Yield	0.03%	10/03/13	$ 10,000,000	$ 9,999,984

Total United States Government Obligations				9,999,984
(cost $9,999,984)

Repurchase Agreements 86.40%

Joint Tri-Party Repurchase Agreements, 09/30/13, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:
Credit Suisse Securities USA LLC, repurchase price $33,407,263	0.04%	10/01/13	33,407,225	33,407,225

Morgan Stanley repurchase price $30,000,017	0.02%	10/01/13	30,000,000	30,000,000

Total Repurchase Agreements				63,407,225
(cost $63,407,225)

Total Investments 100.03%				73,407,209
(cost $73,407,209)
Other assets and liabilities, net (0.03)%				(21,370)

Net Assets 100%				$73,385,839

See notes to portfolios of investments.

U.S. Government Securities Savings Fund
Portfolio of Investments (unaudited)					September 30, 2013

United States Government and Agency Obligations 56.77%		Coupon Rate	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 26.22%
Discount Notes:
	Yield	0.01%	10/01/13	$ 20,000,000	$ 20,000,000
	Yield	0.05%	10/10/13	5,000,000	4,999,938
Fixed Rate:
		3.75%	02/05/14	1,000,000	1,012,443
Variable Rates:
		0.08%	03/18/14	5,000,000	4,999,992
		0.19%	07/16/14	2,200,000	2,201,533
					33,213,906

Federal Home Loan Bank 30.55%
Discount Notes:
	Yield	0.03%	10/02/13	20,000,000	19,999,983
	Yield	0.06%	10/03/13	3,000,000	2,999,991
	Yield	0.08%	10/04/13	10,000,000	9,999,937
	Yield	0.04%	12/19/13	1,400,000	1,399,877
	Yield	0.07%	03/12/14	2,300,000	2,299,276
Variable Rate:
		0.16%	11/15/13	1,990,000	1,990,246
					38,689,310

Total Securities					71,903,216
(cost $71,903,216)

Repurchase Agreements 43.36%

Joint Tri-Party Repurchase Agreements, 09/30/13, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:
Credit Suisse Securities USA LLC, repurchase price $4,912,202		0.04%	10/01/13	4,912,197	4,912,197

UBS Financial Services Inc., repurchase price $50,000,042		0.03%	10/01/13	50,000,000	50,000,000

Total Repurchase Agreements					54,912,197
(cost $54,912,197)

Total Investments 100.13%					126,815,413
(cost $126,815,413)
Other assets and liabilities, net (0.13)%					(161,498)

Net Assets 100%					$126,653,915

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)				September 30, 2013

Municipal Bonds 94.25%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 2.92%
Alabama State Public School & College Authority	5.00%	12/01/16	$ 290,000	$ 327,358
Bessemer, Alabama Electric Revenue, Refunding	3.10%	12/01/21	100,000	101,024
Bessemer, Alabama Water Revenue	4.00%	01/01/16	300,000	303,522
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%	06/01/15	90,000	92,475
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%	06/01/16	90,000	93,101
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	200,000	209,184
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	321,414
				1,448,078

Alaska 0.65%
Alaska Municipal Bond Bank Authority, Prerefunded, Series A	4.00%	02/01/16	105,000	113,493
Alaska Municipal Bond Bank Authority, Unrefunded, Series A	4.00%	02/01/16	195,000	210,066
				323,559

Arizona 3.25%
Arizona Board of Regents Certificates of Participation, Series B	4.50%	06/01/16	200,000	218,722
Arizona Health Facilities Authority Revenue, Series D	5.00%	01/01/14	250,000	252,912
Arizona State School Facilities Board Certificates of Participation, Series A-1	5.00%	09/01/17	325,000	349,160
Arizona State Transportation Board Excise Tax Revenue	5.00%	07/01/17	175,000	200,314
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75%	07/01/18	200,000	231,618
Page, Arizona, Pledged Revenue, Refunding	3.00%	07/01/16	350,000	362,527
				1,615,253

California 3.74%
California State, Refunding, Recreational Facility, GO Unlimited	5.00%	12/01/19	250,000	257,280
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25%	08/15/18	340,000	390,310
Delano, California Union High School District, GO Unlimited, Refunding, Series A	4.75%	02/01/17	200,000	215,806
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34%	(1) 05/01/15	300,000	296,805
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital	5.00%	02/01/18	350,000	383,215
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue	4.25%	11/01/22	300,000	314,052
				1,857,468

Colorado 0.58%
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00%	12/01/16	265,000	289,059

Connecticut 0.90%
Connecticut State Health & Educational Facilities Authority Revenue, Bridgeport Hospital, Series D	5.00%	07/01/19	395,000	446,844

District of Columbia 1.29%
District of Columbia Certifications of Participation	4.00%	01/01/14	250,000	252,207
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%	10/01/13	110,000	110,000
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%	10/01/16	250,000	277,313
				639,520

Florida 15.31%
Broward County, Florida School Board Certificates of Participation, Series A	5.00%	07/01/15	325,000	349,599
Cape Coral, Florida Gas Tax Revenue, Series A	4.00%	10/01/16	255,000	265,445
Citizens Property Insurance Corp., Senior Secured, Coastal Account, Revenue, Series A-1	4.00%	06/01/18	100,000	107,654
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00%	08/15/19	290,000	318,359
Florida Gulf Coast University Financing Corp., Florida Capital Improvement Revenue, Series B	3.00%	02/01/16	365,000	374,851
Florida State Board of Education Lottery Revenue, Series A	4.00%	07/01/14	300,000	308,385
Florida State Board of Governors Parking Facilities Revenue, Series A	3.00%	07/01/17	300,000	319,257
Florida State Department of Management Services Certificates of Participation	5.00%	08/01/24	340,000	378,148
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13%	10/01/17	300,000	339,891
Fort Pierce, Florida Stormwater Utilities Revenue	4.50%	10/01/17	255,000	263,553
Hillsborough County, Florida Community Investment Tax Revenue	4.00%	05/01/16	300,000	303,891
Hillsborough County, Florida School Board, Refunding, Certificates of Participation	4.00%	07/01/19	100,000	107,478
Jacksonville Florida Special Revenue, Series C	5.00%	10/01/20	270,000	317,042
Lake County, Florida School Board Certificates of Participation, Series A	3.70%	06/01/15	400,000	415,856
Leesburg, Florida Capital Improvement Revenue Bonds, Refunded	5.00%	10/01/21	405,000	459,732
Margate, Florida Water & Sewer Revenue, Refunding	4.00%	10/01/19	250,000	265,598
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00%	07/01/21	430,000	493,180
Miami - Dade County, Florida Water & Sewer Revenue System, Series A	4.00%	10/01/16	235,000	256,110
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%	10/01/14	260,000	271,406
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Series A	4.00%	09/01/17	325,000	351,244
Polk County, Florida School District Revenue	5.00%	10/01/17	215,000	239,469
Port St. Lucie, Florida, Southwest Annexation Special Assessment District No 1, Revenue, Series B	4.13%	07/01/17	200,000	212,204
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00%	10/01/16	300,000	323,451
Saint Johns County, Florida Transportation Revenue, Refunding	5.00%	10/01/20	310,000	348,855
Volusia County, Florida School Board Sales Tax Revenue	4.20%	10/01/16	200,000	212,368
				7,603,026

Georgia 2.66%
Atlanta Downtown Development Authority	4.25%	12/01/16	250,000	270,388
Atlanta, Georgia Water & Wastewater Revenue, Series B	3.50%	11/01/13	400,000	401,056
Georgia State Municipal Electric Authority Revenue, Unrefunded	5.50%	01/01/20	190,000	206,503
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Anticipation Certificates	4.50%	08/01/17	150,000	164,562
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B	5.00%	07/01/18	250,000	276,020
				1,318,529

Idaho 0.51%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00%	07/15/21	225,000	254,684

Illinois 9.95%
Aurora, Illinois, Series B, GO Unlimited	3.00%	12/30/15	200,000	209,984
Chicago Board of Education, Dedicated Revenues, Series F, GO Unlimited	5.00%	12/01/16	300,000	325,890
Chicago, Illinois Sales Tax Revenue	5.50%	01/01/15	350,000	371,000
Chicago, Illinois, Direct Access Bond, Series E-1 B, GO Unlimited	4.00%	01/01/19	200,000	204,292
Chicago, Illinois, O'Hare International Airport Revenue, Gen - Third Lien, Series C	5.25%	01/01/23	250,000	276,550
Chicago, Illinois, Prerefunded Balance, Series B, GO Unlimited	5.13%	01/01/15	85,000	86,011
Chicago, Illinois, Unrefunded Balance, Series B, GO Unlimited	5.13%	01/01/15	240,000	250,176
Dundee Township, GO Unlimited	5.00%	12/01/13	240,000	241,490
Illinois Finance Authority Revenue, Refunding	5.00%	07/01/16	390,000	414,383
Illinois State Sales Tax Revenue	5.00%	06/15/14	200,000	206,770
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00%	01/01/16	200,000	214,666
Illinois State, Refunding, GO Unlimited	5.00%	01/01/16	300,000	323,427
Kaskaskia Community College District No. 501, GO Unlimited	5.75%	12/01/19	500,000	576,800
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00%	11/01/19	265,000	268,384
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00%	01/01/17	570,000	595,200
Winnebago County Public Safety Sales Tax, Series A, GO Unlimited	5.00%	12/30/16	350,000	378,105
				4,943,128

Indiana 0.63%
Tippecanoe County, Indiana School Improvements	4.00%	01/15/15	300,000	313,572

Iowa 1.25%
Johnston Community School District, GO Unlimited	4.00%	06/01/16	200,000	210,334
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Refunding, Series A	3.00%	09/01/19	400,000	412,700
				623,034

Kansas 0.43%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	200,000	214,122

Kentucky 1.15%
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A	5.25%	09/01/22	240,000	264,158
Louisville & Jefferson County, Louisville Medical Center, Metropolitan Government Revenue, Refunding	3.00%	05/01/19	305,000	306,461
				570,619

Louisiana 0.53%
Louisiana State Citizens Property Insurance Corp., Revenue Bonds, Series B	5.00%	06/01/21	245,000	263,157

Massachusetts 1.20%
New Bedford, Massachusetts, State Qualified Municipal Loan, GO Limited	3.00%	03/01/15	345,000	357,361
Stoughton, Massachusetts Public Improvement, GO Limited	4.00%	05/01/17	225,000	240,647
				598,008

Michigan 6.88%
Detroit, Michigan Sewer Disposal Revenue, Refunding, Series C-1	5.25%	07/01/15	400,000	403,148
Gibraltar, Michigan School District, Refunding, GO Unlimited	5.00%	05/01/21	475,000	535,548
Michigan House of Representatives Facilities, Obligations Revenue, Series A	5.00%	10/15/17	200,000	221,744
Michigan Public Power Agency AFEC Project Revenue, Series 2012-A	4.50%	01/01/19	280,000	305,197
Michigan State Building Authority Revenue, Refunding, Series I	5.25%	10/15/14	300,000	300,507
Michigan State Grant Anticipation Bonds	5.00%	09/15/16	200,000	223,136
Michigan State Hospital Finance Authority Revenue, Trinity Health, Series A	6.00%	12/01/18	200,000	240,670
Michigan State Municipal Bond Authority Clean Water Revenue	5.50%	10/01/13	575,000	575,000
Portage Public Schools, School Building & Site, GO Unlimited	5.00%	05/01/20	300,000	337,500
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00%	12/01/19	255,000	272,348
				3,414,798

Minnesota 1.11%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children's Health Care, Series B	4.00%	08/15/16	250,000	267,323
Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Refunding, Series B	5.00%	01/01/19	255,000	282,555
				549,878

Missouri 1.08%
Missouri Development Finance Board, Eastland Center Project, Tax Allocation, Series A	5.00%	04/01/17	250,000	274,482
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00%	10/01/17	265,000	263,323
				537,805

Nevada 0.49%
Nye County School District, GO Limited	4.00%	05/01/15	230,000	241,553

New Hampshire 0.91%
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	30,000	30,330
New Hampshire Health & Education Facilities Authority Revenue	5.00%	01/01/18	400,000	423,776
				454,106

New Jersey 4.58%
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding	5.00%	06/01/17	150,000	165,918
Atlantic City, New Jersey, Refunding Tax Appeal, GO Unlimited	4.00%	11/01/18	500,000	536,045
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00%	11/01/17	255,000	273,732
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A	5.63%	09/01/18	400,000	453,860
New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center, Refunding	5.00%	07/01/19	215,000	234,914
New Jersey State Transportation Trust Fund Authority, Series D	4.00%	06/15/14	250,000	256,605
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75%	12/01/21	300,000	352,431
				2,273,505

New Mexico 0.49%
Clayton, New Mexico, Jail Project Revenue	4.00%	11/01/17	235,000	240,680

New York 3.84%
Long Island Power Authority Revenue, Series B	5.00%	09/01/21	465,000	530,756
Long Island Power Authority, New York Electric Systems, Revenue, Series E	5.00%	12/01/17	330,000	363,264
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00%	03/01/21	350,000	360,622
New York State Dormitory Authority Revenues, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00%	01/15/17	300,000	333,918
New York, New York, Subseries L-1, GO Unlimited	4.00%	04/01/15	300,000	317,004
				1,905,564

North Carolina 1.36%
Beaufort County, North Carolina, GO Limited	5.00%	06/01/21	200,000	228,956
North Carolina State Municipal Power Agency #1, Catawba Electric Revenue, Refunding, Series A	5.25%	01/01/20	400,000	447,272
				676,228

Ohio 1.77%
Canton, Ohio, City School District, Refunding, GO Unlimited	5.00%	12/01/18	325,000	349,895
Lorain County, Ohio, Community College District, Revenue	3.25%	12/01/17	350,000	371,843
Marion County, Ohio, Variable Refunding, GO Limited	4.00%	12/01/20	150,000	157,964
				879,702

Oklahoma 0.69%
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Revenue, Series A	5.00%	08/01/21	300,000	343,353

Oregon 0.45%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50%	5/1/2020	200,000	221,306

Pennsylvania 2.56%
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services	5.50%	08/01/18	295,000	330,722
Lycoming County, Pennsylvania Authority Health System, Susquehanna Health Systems Project Revenue, Series A	5.10%	07/01/20	140,000	152,852
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25%	09/01/24	325,000	351,549
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00%	04/01/20	400,000	438,236
				1,273,359

Puerto Rico 1.29%
Commonwealth of Puerto Rico, Series A, GO Unlimited	5.00%	07/01/15	225,000	225,929
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Refunding, Series C	5.50%	07/01/17	445,000	414,843
				640,772

Rhode Island 0.55%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00%	06/15/17	250,000	273,620

South Carolina 3.00%
Jasper County School District, GO Unlimited	4.00%	03/01/15	195,000	205,208
Piedmont Municipal Power Agency	5.00%	01/01/16	150,000	162,339
South Carolina Transportation Infrastructure Bank Revenue, Series A	5.25%	10/01/17	125,000	131,243
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00%	04/15/19	600,000	673,104
Spartanburg County, South Carolina Sanitation Sewer District Revenue, Series A	3.50%	03/01/19	300,000	317,586
				1,489,480

Tennessee 0.54%
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue	6.50%	12/01/14	250,000	268,042

Texas 11.52%
Addison, Texas Certificates of Obligation, GO Unlimited	4.00%	02/15/20	250,000	270,475
Annetta, Texas Certificates of Obligation, GO Limited	4.00%	08/01/16	200,000	207,414
City of Texarkana, Texas, Refunding, GO Limited	5.00%	02/15/21	320,000	368,858
City of Texarkana, Texas, Waterworks & Sanitary Sewer System Revenue	3.00%	08/01/19	90,000	92,572
City of Texarkana, Texas, Waterworks & Sanitary Sewer System Revenue	3.00%	08/01/20	95,000	96,586
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00%	03/01/19	125,000	129,040
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00%	03/01/20	350,000	394,237
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A	4.50%	08/15/25	180,000	193,048
Grand Prairie Independent School District, Refunding, GO Unlimited (ZCB)	3.92%	(1) 08/15/16	400,000	375,468
Houston, Texas, Hotel Occupancy Tax & Special Revenue, Refunding, Series B	5.00%	09/01/19	295,000	321,653
Houston, Texas, Public Improvement, Refunding, GO Limited, Series A	5.38%	03/01/16	180,000	183,825
Katy, Texas Independent School District, School Building, Series D, GO Unlimited	4.50%	02/15/19	325,000	347,740
Laredo, Texas, Waterworks & Sewer System Revenue	4.25%	03/01/18	100,000	107,759
Lewisville, Texas Independent School District, GO Unlimited, Refunding (ZCB)	4.04%	(1) 08/15/15	400,000	396,216
Lower Colorado River Authority Texas, Transmission Contract Revenue, Refunding, Series A	5.00%	05/15/21	500,000	577,935
San Antonio, Texas, Water Revenue, Refunding	4.50%	05/15/21	400,000	455,460
San Patricio, Texas Municipal Water District, Refunding	4.00%	07/10/18	200,000	207,660
Texas Municipal Power Agency Revenue, Refunding	5.00%	09/01/17	250,000	283,420
Texas State Public Finance Authority Revenue	5.00%	10/15/21	300,000	300,486
University of Texas Revenue Financing System, Refunding, Series A	3.00%	08/15/23	400,000	411,728
				5,721,580

Utah 1.75%
Mountain Regional Water Special Service District, Utah, Water Revenue, Refunding	5.00%	12/15/27	250,000	252,462
Tooele City, Utah Municipal Building Authority Lease Revenue, Refunding	3.75%	12/01/17	285,000	294,206
Washington County-St George Interlocal Agency Lease Revenue, Refunding, Series A	4.00%	12/01/19	300,000	322,875
				869,543

Virginia 1.35%
Spotsylvania County, Virginia Economic Development Authority Revenue, Refunding	5.00%	06/01/23	300,000	341,883
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00%	09/01/15	10,000	10,881
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00%	09/01/15	290,000	315,372
				668,136

Washington 0.52%
Energy Northwest, Washington Electric Revenue	5.00%	07/01/14	250,000	258,960

Wisconsin 0.57%
Chippewa Valley, Wisconsin, Technical College District Promissory Notes, Series A, GO Unlimited	4.00%	04/01/14	250,000	254,742
Wisconsin State, Refunding, Series 2, GO Unlimited	4.13%	11/01/16	25,000	25,888
				280,630

Total Investments 94.25%				46,804,260
(cost $46,448,081)
Other assets and liabilities, net 5.75%				2,853,651

Net Assets 100%				$49,657,911

(1) Represents Yield

See notes to portfolios of investments.

Tax Free Fund
Portfolio of Investments (unaudited)				September 30, 2013

Municipal Bonds 91.25%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 4.20%
Bessemer, Alabama Water Revenue	4.00%	01/01/16	$ 200,000	$ 202,348
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	195,000	203,954
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	321,414
				727,716

Arizona 2.80%
Scottsdale Arizona Municipal Property Corp., Excise Tax Revenue, Refunding	5.00%	07/01/26	180,000	211,001
University of Arizona Certificates of Participation, Series C	5.00%	06/01/22	260,000	274,516
				485,517

California 8.30%
California State, GO Unlimited	5.00%	03/01/32	300,000	306,957
California State, GO Unlimited	4.75%	03/01/34	205,000	206,290
Chaffey Community College District, Series C, GO Unlimited	5.00%	06/01/32	300,000	318,609
Los Angeles Unified School District, Election 2004, Series H, GO Unlimited	5.00%	07/01/32	200,000	207,796
Santa Clara Valley Transportation Authority, Refunding, Series A	5.00%	04/01/27	370,000	397,302
				1,436,954

Colorado 0.87%
Colorado Health Facilities Authority Revenue	5.00%	09/01/16	150,000	150,478

Delaware 2.53%
Delaware State Health Facilities Authority, Bayhealth Medical Center Projects, Revenue, Series A	5.00%	07/01/39	445,000	437,373

District of Columbia 1.94%
District of Columbia Income Tax Revenue, Series A	5.25%	12/01/27	300,000	335,373

Florida 4.11%
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%	06/01/28	300,000	311,424
Florida State Board of Education Lottery Revenue, Series B	5.00%	07/01/26	100,000	110,510
Seven Oaks, Florida, Community Development District, Special Assessment Revenue, Refunding, Series A1	5.50%	05/01/33	285,000	289,266
				711,200

Georgia 2.90%
Atlanta Development Authority Revenue	5.25%	07/01/22	500,000	501,535

Guam 1.43%
Guam Education Financing Foundation Certificate of Participation,	4.25%	10/01/18	250,000	248,445
Series A

Illinois 8.07%
Chicago Board of Education, GO Unlimited	5.25%	12/01/19	300,000	327,987
City Colleges of Chicago, GO Unlimited	5.00%	01/01/17	115,000	123,493
Du Page County, Refunding, GO Unlimited	5.60%	01/01/21	490,000	556,346
Illinois Finance Authority, Refunding, Series A	5.00%	10/01/14	150,000	156,795
Illinois Regional Transportation Authority Revenue, Series A	7.20%	11/01/20	205,000	232,238
				1,396,859

Indiana 1.84%
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25%	01/01/33	305,000	317,792

Kansas 1.55%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	250,000	267,653

Kentucky 2.62%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%	09/01/16	215,000	233,264
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A	5.25%	09/01/22	200,000	220,132
				453,396

Massachusetts 1.86%
Massachusetts Bay Transportation Authority, Massachusetts Sales Tax Revenue, Refunding, Series A-1	5.25%	07/01/30	285,000	322,549

Michigan 4.07%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38%	05/01/18	175,000	161,520
Detroit, Michigan Water Supply System Revenue, Series B	5.00%	07/01/16	430,000	432,593
State of Michigan, Trunk Line Revenue, Refunding	4.50%	11/01/26	105,000	110,173
				704,286

Missouri 1.62%
Kansas City Water Revenue	4.00%	12/01/22	250,000	280,093

Nevada 1.43%
Nye County School District, GO Limited	4.00%	05/01/15	235,000	246,804

New Hampshire 2.30%
Manchester, New Hampshire School Facilities Revenue, Refunding	5.50%	06/01/26	300,000	362,985
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	35,000	35,385
				398,370

New Jersey 1.36%
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75%	12/01/21	200,000	234,954

New York 2.91%
Nassau County, New York, Series A, GO Limited	2.00%	02/05/14	500,000	502,995

Ohio 5.14%
Cleveland, Ohio, Parking Facility Revenue, Prerefunding, Refunding	5.25%	09/15/22	130,000	159,327
Lorain County, Ohio, Community College District, Revenue	3.25%	12/01/17	300,000	318,723
Summit County, Ohio, Port Authority Revenue Development, Bioinnovation Institution	5.38%	12/01/30	390,000	411,157
				889,207

Pennsylvania 1.87%
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25%	09/01/24	300,000	324,507

Tennessee 1.34%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%	05/01/20	200,000	231,992

Texas 18.08%
Addison, Texas, Certificates of Obligation, GO Unlimited	4.50%	02/15/28	140,000	146,891
Center, Texas, GO Limited (ZCB)	3.10%	(1) 02/15/20	150,000	128,538
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50%	10/01/19	225,000	248,222
Forney, Texas, GO Limited	5.00%	02/15/27	500,000	519,250
Goose Creek, Texas Independent School District Schoolhouse, Series A	5.25%	02/15/18	370,000	419,820
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%	08/15/17	120,000	129,935
Laredo Independent School District Public Facility Corp., Lease Revenue, Series F	5.50%	08/01/24	100,000	100,391
North Texas Tollway Authority Revenue, Series F	5.75%	01/01/38	300,000	312,555
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	6.00%	(1) 08/15/33	1,000,000	366,490
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%	08/15/27	400,000	435,012
White Settlement, Texas Independent School District, Prerefunded, GO Unlimited	4.13%	08/15/15	240,000	256,982
White Settlement, Texas Independent School District, Unrefunded, GO Unlimited	4.13%	08/15/15	60,000	64,234
				3,128,320

Utah 4.52%
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50%	05/15/19	500,000	569,305
Utah State Transit Authority Sales Tax Revenue, Refunding, Series A	5.00%	06/15/35	200,000	212,260
				781,565

Washington 1.59%
Spokane County, Washington School District, No. 81, GO Unlimited	5.05%	06/01/22	255,000	274,745

Total Investments 91.25%				15,790,678
(cost $15,188,407)
Other assets and liabilities, net 8.75%				1,514,237

Net Assets 100%				$17,304,915

(1) Represents Yield

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)		September 30, 2013

Common Stocks 95.19%	Shares	Value

Aerospace/Defense 0.92%
Northrop Grumman Corp.	2,000	$ 190,520

Agricultural Chemicals 1.02%
CF Industries Holdings, Inc.	1,000	210,830

Beverages - Non-alcoholic 0.97%
Coca-Cola Enterprises, Inc.	5,000	201,050

Beverages - Wine/Spirits 1.19%
Constellation Brands, Inc., Class A	4,300	246,820	*

Casino Hotels 2.98%
Las Vegas Sands Corp.	5,000	332,100
Wynn Resorts Ltd.	1,800	284,418
		616,518

Casino Services 1.05%
International Game Technology	11,500	217,695

Chemicals - Diversified 3.58%
PPG Industries, Inc.	1,300	217,178
Westlake Chemical Corp.	5,000	523,300
		740,478

Commercial Services - Financial 6.89%
H&R Block, Inc.	7,100	189,286
MasterCard, Inc., Class A	1,500	1,009,170	^
Western Union Co.	12,000	223,920
		1,422,376

Computers - Memory Devices 1.40%
Seagate Technology plc	6,600	288,684

Containers - Metal/Glass 0.89%
Ball Corp.	4,100	184,008

Data Processing/Management 1.01%
The Dun & Bradstreet Corp.	2,000	207,700

Diversified Banking Institutions 3.01%
Bank of America Corp.	45,000	621,000

Diversified Manufacturing Operations 2.03%
Dover Corp.	2,400	215,592
General Electric Co.	8,500	203,065
		418,657

E-Commerce/Products 0.94%
eBay, Inc.	3,500	195,265	*

E-Commerce/Services 2.45%
priceline.com, Inc.	500	505,475	*

Electric - Integrated 4.33%
Ameren Corp.	5,100	177,684
Exelon Corp.	6,800	201,552
FirstEnergy Corp.	5,100	185,895
Pinnacle West Capital Corp.	3,000	164,220
TECO Energy, Inc.	10,000	165,400
		894,751

Electronics - Military 1.05%
L-3 Communications Holdings, Inc.	2,300	217,350

Finance - Consumer Loans 0.98%
SLM Corp.	8,100	201,690

Finance - Investment Banker/Broker 1.67%
Evercore Partners, Inc., Class A	7,000	344,610

Food - Retail 1.07%
Kroger Co.	5,500	221,870

Internet Content - Entertainment 1.22%
Facebook, Inc., Class A	5,000	251,200	*

Internet Content - Information/Network 1.19%
LinkedIn Corp., Class A	1,000	246,060	*

Investment Management/Advisory Services 0.94%
Legg Mason, Inc.	5,800	193,952

Machinery - General Industrial 2.13%
Wabtec Corp.	7,000	440,090

Machinery - Pumps 1.09%
Flowserve Corp.	3,600	224,604

Medical - Biomedical/Gene 4.16%
Amgen, Inc.	1,700	190,298
Biogen Idec, Inc.	1,500	361,140	*
Celgene Corp.	2,000	307,860	*
		859,298

Medical - Drugs 0.90%
Pfizer, Inc.	6,500	186,615

Medical - HMO 2.08%
Aetna, Inc.	3,200	204,864
WellPoint, Inc.	2,700	225,747
		430,611

Medical - Wholesale Drug Distribution 1.09%
AmerisourceBergen Corp., Class A	3,700	226,070

Medical Instruments 2.04%
Edwards Lifesciences Corp.	2,500	174,075	*
St. Jude Medical, Inc.	4,600	246,744
		420,819

Multi-line Insurance 2.04%
American International Group, Inc.	4,200	204,246
Assurant, Inc.	4,000	216,400
		420,646

Office Automation & Equipment 1.10%
Xerox Corp.	22,000	226,380

Office Supplies & Forms 0.97%
Avery Dennison Corp.	4,600	200,192

Oil - Field Services 1.39%
Hornbeck Offshore Services, Inc.	5,000	287,200	*

Oil - US Royalty Trusts 1.47%
BP Prudhoe Bay Royalty Trust	3,500	303,415

Oil & Gas Drilling 0.75%
Diamond Offshore Drilling, Inc.	2,500	155,800

Oil Companies - Exploration & Production 3.96%
ConocoPhillips	2,500	173,775
Continental Resources, Inc.	6,000	643,560	*
		817,335

Oil Companies - Integrated 1.72%
Chevron Corp.	1,500	182,250
Exxon Mobil Corp.	2,000	172,080
		354,330

Oil Field Machinery & Equipment 1.11%
Dril-Quip, Inc.	2,000	229,500	*

Oil Refining & Marketing 1.06%
Marathon Petroleum Corp.	3,400	218,688

Rental Auto/Equipment 0.99%
United Rentals, Inc.	3,500	204,015	*

Retail - Building Products 1.08%
Lowe's Companies, Inc.	4,700	223,767

Retail - Gardening Products 1.30%
Tractor Supply Co.	4,000	268,680

Retail - Major Department Store 2.18%
TJX Companies, Inc.	8,000	451,120

Retail - Regional Department Stores 0.93%
Kohl's Corp.	3,700	191,475

Retail - Restaurants 3.83%
Chipotle Mexican Grill, Inc., Class A	500	214,350	*
Starbucks Corp.	7,500	577,275
		791,625

Saving & Loan/Thrifts - Eastern US 0.97%
People's United Financial, Inc.	14,000	201,320

Semiconductors Components/Integrated Circuits 2.61%
QUALCOMM, Inc.	8,000	538,880

Telephone - Integrated 2.80%
AT&T, Inc.	7,200	243,504
Frontier Communications Corp.	30,000	125,100
Verizon Communications, Inc.	4,500	209,970
		578,574

Tobacco 2.07%
Lorillard, Inc.	5,100	228,378
Philip Morris International, Inc.	2,300	199,157
		427,535

Transportation - Rail 1.88%
Union Pacific Corp.	2,500	388,350

Web Portals/Internet Service Providers 1.70%
Google, Inc., Class A	400	350,364	*

Wireless Equipment 1.01%
Motorola Solutions, Inc.	3,500	207,830

Total Investments 95.19%		19,663,687
(cost $16,224,054)
Other assets and liabilities, net 4.81%		994,557

Net Assets 100%		$20,658,244

Written Call Option	Shares Subject To Call
MasterCard, Inc., Strike Price 680, Expiration Oct. 2013
(premiums received $11,089)	1,000	$9,250

See notes to portfolios of investments.

Holmes Growth Fund
Portfolio of Investments (unaudited)		September 30, 2013

Common Stocks 93.59%	Shares	Value

Apparel Manufacturers 2.88%
Michael Kors Holdings Ltd.	15,000	$ 1,117,800	*

Bicycle Manufacturing 0.50%
Fox Factory Holding Corp.	10,000	192,700	*

Casino Hotels 1.88%
Las Vegas Sands Corp.	11,000	730,620

Chemicals - Diversified 2.69%
Westlake Chemical Corp.	10,000	1,046,600

Commercial Services - Financial 4.68%
MasterCard, Inc., Class A	2,700	1,816,506	^

Diversified Banking Institutions 2.67%
Bank of America Corp.	75,000	1,035,000

E-Commerce/Products 3.52%
eBay, Inc.	10,000	557,900	*
MercadoLibre, Inc.	6,000	809,460
		1,367,360

E-Commerce/Services 7.19%
OpenTable, Inc.	14,000	979,720	*
priceline.com, Inc.	1,000	1,010,950	*
TripAdvisor, Inc.	5,000	379,200	*
Zillow, Inc., Class A	5,000	421,850	*
		2,791,720

Electronic Components - Semiconductors 0.50%
Ambarella, Inc.	10,000	195,200	*

Finance - Commercial 1.85%
IOU Financial, Inc.	1,808,000	719,725	*

Finance - Investment Banker/Broker 2.26%
Canaccord Financial, Inc.	10,000	64,372
Difference Capital Financial, Inc.	9,300	27,540	*
Evercore Partners, Inc., Class A	16,000	787,680
		879,592

Internet Application Software 1.86%
Splunk, Inc.	12,000	720,480	*

Internet Content - Entertainment 2.13%
Facebook, Inc., Class A	9,000	452,160	*
Pandora Media, Inc.	15,000	376,950	*
		829,110

Internet Content - Information/Network 1.90%
LinkedIn Corp., Class A	3,000	738,180	*

Internet Financial Services 0.00%
Direct Markets Holdings Corp.	10,000	7	*

Internet Incubators 0.72%
HomeAway, Inc.	10,000	280,000	*

Machinery - General Industrial 6.03%
Chart Industries, Inc.	6,000	738,240	*
DXP Enterprises, Inc.	6,000	473,820	*
Wabtec Corp.	18,000	1,131,660
		2,343,720

Medical - Biomedical/Gene 3.14%
Biogen Idec, Inc.	2,500	601,900	*
Celgene Corp.	4,000	615,720	*
		1,217,620

Medical - Generic Drugs 1.77%
Mylan, Inc.	18,000	687,060	*

Medical - Hospitals 0.01%
African Medical Investments plc	1,000,000	3,643	*@#

Medical Instruments 0.90%
Edwards Lifesciences Corp.	5,000	348,150	*

Metal - Iron 0.53%
Andean Iron Corp., 144A (RS)	430,000	206,443	*@#

Multi-line Insurance 2.00%
The Hartford Financial Services Group, Inc.	25,000	778,000

Oil - Field Services 4.79%
CARBO Ceramics, Inc.	5,000	495,550
Core Laboratories N.V.	4,000	676,840
Hornbeck Offshore Services, Inc.	12,000	689,280	*
		1,861,670

Oil - US Royalty Trusts 1.79%
BP Prudhoe Bay Royalty Trust	8,000	693,520

Oil Companies - Exploration & Production 8.77%
Continental Resources, Inc.	12,000	1,287,120	*
Gulfport Energy Corp.	10,000	643,400	*
Oasis Petroleum, Inc.	30,000	1,473,900	*
		3,404,420

Oil Field Machinery & Equipment 2.96%
Dril-Quip, Inc.	5,000	573,750	*
Flotek Industries, Inc.	25,000	575,000	*
		1,148,750

Quarrying 1.29%
Pacific Stone Tech, Inc. (RS)	1,757	502,045	*@#

Real Estate Operating/Development 0.35%
Pacific Infrastructure, Inc. (RS)	100,000	135,140	*@#

Recreational Vehicles 1.66%
Polaris Industries, Inc.	5,000	645,900

Rental Auto/Equipment 1.50%
United Rentals, Inc.	10,000	582,900	*

Retail - Automobile 1.13%
Lithia Motors, Inc., Class A	6,000	437,760

Retail - Gardening Products 1.73%
Tractor Supply Co.	10,000	671,700

Retail - Major Department Store 2.61%
TJX Companies, Inc.	18,000	1,015,020

Retail - Restaurants 5.00%
Chipotle Mexican Grill, Inc., Class A	1,000	428,700	*
Chuy's Holdings, Inc.	10,000	358,900	*
Starbucks Corp.	15,000	1,154,550
		1,942,150

Retail - Vitamins/Nutritional Supplements 1.69%
GNC Holdings, Inc., Class A	12,000	655,560

Security Services 0.95%
LifeLock, Inc.	25,000	370,750	*

Semiconductors Components/Integrated Circuits 1.39%
QUALCOMM, Inc.	8,000	538,880

Transportation - Rail 2.00%
Union Pacific Corp.	5,000	776,700

Transportation - Truck 2.37%
Old Dominion Freight Line, Inc.	20,000	919,800	*

Total Common Stocks		36,347,901
(cost $26,890,335)

Warrants 0.00%

Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	0	*@#

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	500,000	0	*@#

Total Warrants		0
(cost $0)

Gold-Linked Notes 0.76%	Principal Amount

Gold Mining 0.76%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$ 10,000	7,800
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	370,000	288,600

Total Gold-Linked Notes		296,400
(cost $375,700)

Silver-Linked Note 0.50%

Gold Mining 0.50%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	316,000	192,760
(cost $253,275)

Corporate Notes 0.78%

Building - Heavy Construction 0.39%
ARB Arendal, S. de R.L. de C.V., 13.50%, maturity 08/30/14 (RS)	150,000	150,000	@#

Electric - Generation 0.39%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	150,000	150,000	@#

Total Corporate Notes		300,000
(cost $300,000)

Total Investments 95.63%		37,137,061
(cost $27,819,310)
Other assets and liabilities, net 4.37%		1,697,888

Net Assets 100%		$38,834,949

Written Call Option	Shares Subject To Call
MasterCard, Inc., Strike Price 680, Expiration Oct. 2013	1,500	$ 13,875
(premiums received $16,634)

See notes to portfolios of investments.

MegaTrends Fund
Portfolio of Investments (unaudited)		September 30, 2013

Common Stocks 90.71%	Shares	Value

Apparel Manufacturers 1.47%
Michael Kors Holdings Ltd.	2,430	$ 181,084	*

Applications Software 1.08%
Microsoft Corp.	4,000	133,240

Automotive - Cars & Light Trucks 1.88%
Ford Motor Co.	13,760	232,131

Automotive/Truck Parts & Equipment - Original 1.41%
Visteon Corp.	2,290	173,216	*

Cable/Satellite TV 2.33%
Comcast Corp., Class A	6,370	287,605

Chemicals - Specialty 1.11%
Eastman Chemical Co.	1,750	136,325

Coal 0.09%
Pacific Coal Resources Ltd.	39,830	11,601	*

Computer Services 1.13%
Cognizant Technology Solutions Corp., Class A	1,700	139,604	*

Computers 1.01%
Apple, Inc.	260	123,955

Computers - Memory Devices 1.04%
EMC Corp.	5,000	127,800

Diversified Banking Institutions 6.11%
Bank of America Corp.	17,100	235,980
JPMorgan Chase & Co.	5,800	299,802
Morgan Stanley	8,050	216,947
		752,729

E-Commerce/Products 3.01%
Amazon.com, Inc.	740	231,354	*
eBay, Inc.	2,500	139,475	*
		370,829

Electric - Generation 2.16%
Pacific Power Generation Corp. (RS)	349,057	266,505	*@#

Electric - Integrated 1.02%
Westar Energy, Inc., Class A	4,100	125,665

Electronic Components - Semiconductors 0.95%
Broadcom Corp., Class A	4,500	117,045

Energy - Alternate Sources 0.59%
Pacific Green Energy Corp. (RS)	100,000	72,540	*@#

Engineering/Research & Development Services 1.15%
Fluor Corp.	2,000	141,920

Finance - Credit Card 2.19%
Discover Financial Services	5,350	270,389

Finance - Investment Banker/Broker 1.45%
Evercore Partners, Inc., Class A	3,620	178,213

Food - Miscellaneous/Diversified 0.84%
ConAgra Foods, Inc.	3,400	103,156

Gold Mining 1.06%
Gran Colombia Gold Corp.	2,848	3,512	*
Nevsun Resources Ltd.	40,000	126,800
		130,312

Internet Content - Entertainment 1.22%
Facebook, Inc., Class A	3,000	150,720	*

Investment Management/Advisory Services 1.97%
Franklin Resources, Inc.	4,800	242,640

Medical - Biomedical/Gene 1.63%
Amgen, Inc.	1,800	201,492

Medical - Drugs 4.38%
AbbVie, Inc.	5,500	246,015
Merck & Co., Inc.	6,160	293,278
		539,293

Medical - Generic Drugs 2.08%
Mylan, Inc.	6,700	255,739	*

Medical - HMO 3.76%
Aetna, Inc.	3,600	230,472
Cigna Corp.	3,030	232,886
		463,358

Medical - Wholesale Drug Distribution 4.80%
Cardinal Health, Inc.	5,810	302,991
McKesson Corp.	2,250	288,675
		591,666

Medical Instruments 2.34%
Edwards Lifesciences Corp.	1,550	107,927	*
St. Jude Medical, Inc.	3,360	180,230
		288,157

Medical Labs & Testing Services 1.55%
ICON plc	4,680	191,552	*

Metal - Iron 1.68%
Andean Iron Corp., 144A (RS)	430,000	206,443	*@#

Multi-line Insurance 5.57%
American International Group, Inc.	5,000	243,150
The Hartford Financial Services Group, Inc.	7,140	222,197
MetLife, Inc.	4,720	221,604
		686,951

Oil Companies - Exploration & Production 2.05%
Newfield Exploration Co.	5,000	136,850	*
QEP Resources, Inc.	4,200	116,298
		253,148

Oil Field Machinery & Equipment 1.08%
National-Oilwell Varco, Inc.	1,700	132,787

Oil Refining & Marketing 0.86%
Tesoro Corp.	2,400	105,552

Quarrying 5.58%
Pacific Stone Tech, Inc. (RS)	2,405	687,205	*@#

Real Estate Operating/Development 3.58%
Pacific Infrastructure, Inc. (RS)	326,533	441,277	*@#

Retail - Apparel/Shoe 1.86%
Coach, Inc.	4,210	229,571

Retail - Auto Parts 2.33%
AutoZone, Inc.	680	287,456	*

Retail - Drug Store 2.51%
CVS Caremark Corp.	5,440	308,720

Retail - Major Department Store 2.65%
TJX Companies, Inc.	5,800	327,062

Semiconductor Equipment 1.01%
Teradyne, Inc.	7,500	123,900	*

Semiconductors Components/Integrated Circuits 0.98%
QUALCOMM, Inc.	1,800	121,248

Transportation - Services 1.02%
FedEx Corp.	1,100	125,521

Water 1.14%
American Water Works Co., Inc.	3,400	140,352

Total Common Stocks		11,177,674
(cost $9,941,152)

Real Estate Investment Trust (REIT) 2.33%

Simon Property Group, Inc.	1,940	287,566
(cost $281,713)

Silver-Linked Note 0.54%	Principal Amount

Gold Mining 0.54%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	$ 109,000	66,490
(cost $87,884)

Corporate Note 0.81%

Electric - Generation 0.81%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	100,000	100,000	@#
(cost $100,000)

Total Investments 94.39%		11,631,730
(cost $10,410,749)
Other assets and liabilities, net 5.61%		690,680

Net Assets 100%		$12,322,410

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)		September 30, 2013

Common Stocks 77.05%	Shares	Value

Agricultural Chemicals 3.12%
Agrium, Inc.	60,000	$ 5,041,800
Monsanto Co.	70,000	7,305,900
Spur Ventures, Inc.	274,867	96,075	*
		12,443,775

Agricultural Operations 0.67%
Agriterra Ltd.	68,518,600	2,662,441	*+

Chemicals - Diversified 1.75%
LyondellBasell Industries N.V., Class A	95,000	6,956,850

Chemicals - Specialty 1.41%
Methanex Corp.	110,000	5,639,700

Coal 3.52%
Consol Energy, Inc.	240,000	8,076,000
Pacific Coal Resources Ltd.	3,350,061	975,793	*+
Sable Mining Africa Ltd.	30,672,371	4,924,544	*
Walter Energy, Inc., 144A	4,293	60,314	*
		14,036,651

Containers - Paper/Plastic 1.52%
Rock Tenn Co., Class A	60,000	6,076,200

Diamonds/Precious Stones 0.02%
Diamond Fields International Ltd.	1,800,000	43,691	*
Rockwell Diamonds, Inc., 144A	63,333	25,212	*
		68,903

Diversified Minerals 5.40%
African Potash Ltd.	15,825,000	672,589	*+
BHP Billiton Ltd., Sponsored ADR	170,000	11,305,000
Calibre Mining Corp.	592,000	37,361	*
Canada Zinc Metals Corp.	1,000,000	271,858	*
Lithium Americas Corp.	476,667	173,552	*
Niocan, Inc., 144A	362,069	69,429	*
Sirocco Mining, Inc.	2,255,000	985,242	*
US Silica Holdings, Inc.	260,000	6,474,000
Woulfe Mining Corp.	9,715,100	1,509,215	*
		21,498,246

Electric - Generation 0.93%
Pacific Power Generation Corp. (RS)	4,868,396	3,717,020	*@#

Energy - Alternate Sources 0.44%
Pacific Green Energy Corp. (RS)	2,400,000	1,740,960	*+@#

Finance - Investment Banker/Broker 0.05%
Aberdeen International, Inc.	1,274,750	191,841	*

Food - Flour & Grain 1.02%
Amira Nature Foods Ltd.	315,000	4,076,100	*

Food - Meat Products 4.28%
BRF S.A., Sponsored ADR	265,000	6,500,450
Minerva S.A.	725,000	3,304,228	*
Tyson Foods, Inc., Class A	256,400	7,250,992
		17,055,670

Forestry 0.02%
Prima Colombia Hardwood, Inc.	15,265,832	74,110	*

Gold Mining 7.24%
Besra Gold, Inc.	295,000	15,753	*
Chesapeake Gold Corp.	103,700	323,197	*
Chesapeake Gold Corp., 144A	52,400	163,313	*
Corona Minerals Ltd.	50,000	1,166	*@#
Goldcorp, Inc.	260,000	6,762,600
Gran Colombia Gold Corp.	740,394	912,957	*
Kinross Gold Corp., 144A	1	5
Nevsun Resources Ltd.	1,490,000	4,723,300
NGEx Resources, Inc.	1,576,500	2,739,876	*
Pretium Resources, Inc.	500,000	3,445,000	*
Randgold Resources Ltd., Sponsored ADR	110,000	7,868,300
Rusoro Mining Ltd.	3,119,433	98,433	*
Sulliden Gold Corp., Ltd.	1,100,000	1,046,653	*
Sunridge Gold Corp.	3,700,000	772,368	*
		28,872,921

Independent Power Producer 0.32%
Calpine Corp.	65,000	1,262,950	*

Machinery - Farm 1.67%
AGCO Corp.	110,000	6,646,200

Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	9,134	*@#

Metal - Copper 5.60%
Antofagasta plc	680,000	9,026,862
Catalyst Copper Corp.	1,800,000	21,846	*
Catalyst Copper Corp., 144A	5,000,000	60,682	*
Freeport-McMoRan Copper & Gold, Inc.	395,000	13,066,600
Los Andes Copper Ltd.	754,000	153,736	*
Verona Development Corp.	708,800	0	*@#
		22,329,726

Metal - Diversified 2.23%
Bell Copper Corp.	500,000	14,564	*@#
Concordia Resource Corp.	1,000,000	116,510	*
GoviEx Uranium, Inc., 144A (RS)	750,000	1,058,250	*@#
HudBay Minerals, Inc.	695,000	5,719,850
Ivanhoe Mines Ltd.	600,000	1,293,267	*
Orsu Metals Corp., 144A	147,605	9,315	*
Turquoise Hill Resources Ltd.	150,000	663,000	*
		8,874,756

Metal - Iron 0.39%
Andean Iron Corp., 144A (RS)	2,600,000	1,248,260	*@#
Oceanic Iron Ore Corp.	2,000,000	213,603	*
West African Iron Ore Corp., 144A	2,925,000	78,098	*
		1,539,961

Mining Services 0.27%
Bounty Mining Ltd.	22,000,000	256,589	*@#
Natasa Mining Ltd.	1,036,350	822,172	*
		1,078,761

Natural Resource Technology 0.01%
I-Pulse, Inc., 144A (RS)	15,971	50,947	*@#

Non - Ferrous Metals 0.15%
Anfield Nickel Corp.	290,000	577,213	*
Sterling Group Ventures, Inc., 144A	500,000	35,000	*
		612,213

Oil - Field Services 3.70%
Hornbeck Offshore Services, Inc.	120,000	6,892,800	*
Pioneer Energy Services Corp.	490,000	3,679,900	*
Trican Well Service Ltd.	310,000	4,216,807
		14,789,507

Oil - US Royalty Trusts 0.02%
BP Prudhoe Bay Royalty Trust	1,000	86,690

Oil Companies - Exploration & Production 16.06%
Africa Oil Corp.	180,000	1,429,584	*
Africa Oilfield Logistics Ltd.	54,579,983	9,830,909	*+
Anadarko Petroleum Corp.	90,000	8,369,100
Bellatrix Exploration Ltd.	210,000	1,598,524	*
Birchcliff Energy Ltd.	205,000	1,399,243	*
BNK Petroleum, Inc.	881,300	1,043,921	*
Continental Resources, Inc.	90,000	9,653,400	*
EQT Corp.	65,000	5,766,800
Gran Tierra Energy, Inc.	900,000	6,381,000	*
Horn Petroleum Corp., 144A	2,110,889	563,614	*
Ivanhoe Energy, Inc.	138,033	112,576	*
Pacific Rubiales Energy Corp.	9,288	183,424
Petroamerica Oil Corp.	6,968,000	2,198,748	*
Petromanas Energy, Inc.	5,544,000	726,676	*
Pioneer Natural Resources Co.	50,000	9,440,000
Range Energy Resources, Inc.	100,000	2,913	*
Range Energy Resources, Inc., 144A	15,000,000	436,914	*
Royalite Petroleum Co., Inc.	2,266,333	4,646	*
ShaMaran Petroleum Corp.	5,150,000	1,925,093	*
Triangle Petroleum Corp.	150,000	1,473,000	*
U.S. Oil Sands, Inc., 144A	7,777,777	1,472,563	*
		64,012,648

Oil Field Machinery & Equipment 1.52%
Dresser-Rand Group, Inc.	98,000	6,115,200	*

Oil Field Services 1.59%
Superior Energy Services, Inc.	253,000	6,335,120	*

Oil Refining & Marketing 0.04%
Value Creation, Inc. (RS)	336,880	150,459	*@#

Paper & Related Products 1.63%
International Paper Co.	145,000	6,496,000

Pipelines 2.17%
Kinder Morgan, Inc.	243,600	8,664,852

Precious Metals 0.16%
Fortress Minerals Corp.	170,200	619,690	*

Quarrying 1.62%
Pacific Stone Tech, Inc. (RS)	22,659	6,474,583	*+@#

Real Estate Operating/Development 2.69%
Mongolia Growth Group Ltd.	285,000	664,110	*
Pacific Infrastructure, Inc. (RS)	7,443,544	10,059,205	*@#
		10,723,315

Silver Mining 1.94%
Fresnillo plc	490,000	7,724,610

Transportation - Marine 1.88%
Ardmore Shipping Corp.	50,000	607,000	*
Diana Shipping, Inc.	570,000	6,879,900	*
		7,486,900

Total Common Stocks		307,195,610
(cost $363,001,637)

Real Estate Investment Trusts (REIT) 4.39%

Simon Property Group, Inc.	63,000	9,338,490
Weyerhaeuser Co.	285,000	8,159,550

Total Real Estate Investment Trusts		17,498,040
(cost $14,308,250)

Warrants 0.85%

Diversified Minerals 0.00%
Niocan, Inc., 144A, Warrants (August 2014)	260,000	0	*@#

Gold Mining 0.83%
Dundee Precious Metals, Inc., Warrants (November 2015)	734,453	2,317,561	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	86,150	0	*@#
New Gold, Inc., 144A, Warrants (June 2017)	822,570	982,340	*
		3,299,901

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	1,162,500	0	*@#

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	2,500,000	0	*@#

Metal - Iron 0.01%
West African Iron Ore Corp., 144A, Warrants (March 2016)	2,925,000	21,300	*

Oil Companies - Exploration & Production 0.02%
Petroamerica Oil Corp., 144A, Warrants (October 2014)	8,000,000	77,674	*
U.S. Oil Sands, Inc., 144A, Warrants (May 2014)	7,777,777	0	*@#
		77,674

Total Warrants		3,398,875
(cost $690,984)

Purchased Call Options 0.08%	Contracts

Oil Companies - Exploration & Production 0.04%
Pacific Rubiales Energy Corp., Strike Price 18, Expiration Jan. 2014	500	148,065

Oil Field Machinery & Equipment 0.04%
Cameron International Corp., Strike Price 57.50, Expiration Nov. 2013	500	157,500

Oil Refining & Marketing 0.00%
Marathon Petroleum Corp., Strike Price 72.50, Expiration Oct. 2013	200	2,500

Total Purchased Call Options		308,065
(cost $603,859)

Master Limited Partnerships 5.59%	Units

Pipelines 5.59%
Atlas Energy L.P.	70,000	3,824,100
Enterprise Products Partners L.P.	143,000	8,728,720
Western Gas Partners L.P.	162,000	9,741,060

Total Master Limited Partnerships		22,293,880
(cost $18,004,408)

Convertible Bond 0.17%	Principal Amount

Mining Services 0.17%
Great Western Minerals Group Ltd., 8.00%, maturity 04/06/17	$ 1,000,000	660,500
(cost $1,000,000)

Gold-Linked Notes 1.74%

Gold Mining 1.74%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	247,000	192,660
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	8,615,000	6,719,700

Total Gold-Linked Notes		6,912,360
(cost $8,757,610)

Silver-Linked Notes 1.03%

Gold Mining 1.03%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	4,711,000	2,873,710
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	2,000,000	1,220,000

Total Silver-Linked Notes		4,093,710
(cost $5,791,599)

Corporate Notes 1.00%

Building - Heavy Construction 0.25%
ARB Arendal, S. de R.L. de C.V., 13.50%, maturity 08/30/14 (RS)	1,000,000	1,000,000	@#

Electric - Generation 0.75%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	3,000,000	3,000,000	@#

Total Corporate Notes		4,000,000
(cost $4,000,000)

Total Investments 91.90%		366,361,040
(cost $416,158,347)
Other assets and liabilities, net 8.10%		32,275,451

Net Assets 100%		$398,636,491

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)			September 30, 2013

Common Stocks 75.99%		Shares	Value

Agricultural Operations 0.88%
Agriterra Ltd.		38,506,200	$ 1,496,243	*

Coal 1.81%
Pacific Coal Resources Ltd.		688,664	200,591	*
Sable Mining Africa Ltd.		17,891,500	2,872,536	*
			3,073,127

Diamonds/Precious Stones 0.97%
Lucara Diamond Corp.		1,300,000	1,363,173	*
Northern Superior Resources, Inc., Class A		1,510,900	73,348	*
Olivut Resources Ltd.		645,000	137,774	*
Rockwell Diamonds, Inc., 144A		171,667	68,337	*
			1,642,632

Diversified Minerals 1.93%
Adamera Minerals Corp.		139,538	7,451	*
African Potash Ltd.		3,000,000	127,505	*
Aldridge Minerals, Inc.		2,100,000	402,690	*
Amarc Resources Ltd.		695,545	35,454	*
Calibre Mining Corp.		3,873,500	244,456	*
Elissa Resources Ltd., 144A		36,250	880	*
Indochine Mining Ltd.		7,785,500	530,248	*
Moss Lake Gold Mines Ltd.		3,354,500	358,265	*+
Sirocco Mining, Inc.		3,610,000	1,577,261	*
			3,284,210

Finance - Investment Banker/Broker 0.38%
Aberdeen International, Inc.		2,425,000	364,945	*
Difference Capital Financial, Inc.		96,900	286,951	*
			651,896

Gold Mining 46.80%
Agnico-Eagle Mines Ltd.		100,000	2,647,000
Alamos Gold, Inc.		245,000	3,806,010
Almaden Minerals Ltd.		600,000	815,574	*
Americas Bullion Royalty Corp.		2,970,200	317,221	*
B2Gold Corp.		1,500,000	3,738,320	*
Banro Corp.		400,000	265,000	*
Belo Sun Mining Corp.		500,000	220,885	*
Besra Gold, Inc.		605,390	32,328	*
Brazilian Gold Corp.		500,000	46,119	*
Canyon Resources Ltd.		4,337,729	283,312	*+
Caza Gold Corp.		1,200,000	52,430	*
CB Gold, Inc.		1,135,000	247,949	*
Centerra Gold, Inc.		390,000	1,825,137
Chalice Gold Mines Ltd.		3,900,000	639,004	*
Chesapeake Gold Corp.		416,100	1,296,841	*
Chesapeake Gold Corp., 144A		192,199	599,018	*
China Gold International Resources Corp., Ltd.		122,400	347,015	*
Choice Gold Corp.		975,000	9,466	*
Choice Gold Corp., 144A		870,000	8,447	*
Comstock Mining, Inc.		1,893,795	3,408,831	*
Corona Minerals Ltd.		812,500	18,953	*@#
Coventry Resources, Inc.		1,791,600	160,904	*
Doray Minerals Ltd.		1,200,000	734,888	*
Dundee Precious Metals, Inc.		306,782	1,697,808	*
Eastmain Resources, Inc.		1,018,000	326,171	*
Edgewater Exploration Ltd.		500,000	82,528	*
Giyani Gold Corp.		500,000	349,532	*
Gold Standard Ventures Corp.		1,624,500	999,067	*
Gran Colombia Gold Corp.		1,159,173	1,429,341	*+
Guyana Goldfields, Inc.		225,000	493,713	*
Harmony Gold Mining Co., Ltd., Sponsored ADR		480,000	1,622,400
Kilo Goldmines Ltd.		2,510,000	73,110	*
Klondex Mines Ltd.		4,740,000	6,443,031	*+
Koza Altin Isletmeleri A.S.		30,000	476,668
Lexam VG Gold, Inc.		2,380,000	300,403	*
Lexam VG Gold, Inc., 144A		2,406,501	303,748	*
Luna Gold Corp.		750,000	1,165,105	*
Malbex Resources, Inc.		450,000	12,015	*
Malbex Resources, Inc., 144A		1,333,333	35,600	*
Mammoth Resources Corp.		1,600,000	97,092	*+
Midway Gold Corp.		605,000	577,775	*
Mirasol Resources Ltd.		2,253,900	2,779,216	*+
Nevsun Resources Ltd.		500,000	1,585,000
NGEx Resources, Inc.		2,480,749	4,311,414	*
OceanaGold Corp.		1,175,000	1,745,473	*
Osisko Mining Corp.		450,000	2,276,324	*
Pacific Rim Mining Corp., 144A		133,500	5,185	*
Papillon Resources Ltd.		850,000	873,246	*
Petaquilla Minerals Ltd., 144A		2,660,000	852,274	*
Pilot Gold, Inc.		1,585,000	1,692,801	*
Premier Gold Mines Ltd.		350,000	713,627	*
Pretium Resources, Inc.		360,600	2,489,311	*
Radius Gold, Inc.		3,465,143	361,671	*
Radius Gold, Inc., 144A		125,000	13,047	*
Randgold Resources Ltd., Sponsored ADR		20,000	1,430,600
Renaissance Gold, Inc.		600,000	122,336	*
Revolution Resources Corp., 144A		570,000	19,370	*
Rusoro Mining Ltd.		6,325,900	199,613	*
Rye Patch Gold Corp.		4,140,000	623,040	*
Rye Patch Gold Corp., 144A		1,800,000	270,887	*
Seafield Resources Ltd., 144A		1,300,000	41,021	*
SEMAFO, Inc.		897,700	2,161,557
Solvista Gold Corp., 144A		2,620,000	381,572	*
St Barbara Ltd.		486,119	257,042	*
Sulliden Gold Corp., Ltd.		1,500,000	1,427,254	*
Sunridge Gold Corp.		2,400,921	501,187	*
Taurus Gold Ltd., 144A (RS)		2,448,381	825,104	*@#
Timmins Gold Corp.		230,000	388,563	*
Tolima Gold, Inc.		60,000	3,204	*
Tolima Gold, Inc., 144A		4,100,000	218,943	*
Torex Gold Resources, Inc.		1,285,000	1,659,352	*
TriStar Gold, Inc.		1,392,000	320,986	*
True Gold Mining, Inc.		1,200,000	448,565	*
Veris Gold Corp.		800,000	458,275	*
Virginia Mines, Inc.		843,100	8,398,666	*
West Kirkland Mining, Inc.		1,533,000	193,495	*
Yamana Gold, Inc.		150,000	1,560,000
			79,614,980

Gold/Mineral Royalty Companies 0.67%
Franco-Nevada Corp.		25,000	1,131,500

Investment Companies 0.00%
Invictus Financial, Inc.		49,800	0	*@#

Medical - Hospitals 0.01%
African Medical Investments plc		4,637,500	16,894	*@#

Metal - Copper 0.74%
Catalyst Copper Corp.		1,564,000	18,982	*
Catalyst Copper Corp., 144A		2,000,000	24,273	*
Lumina Copper Corp.		30,000	152,920	*
Nevada Copper Corp.		450,000	1,061,702	*
Verona Development Corp.		48,500	0	*@#
			1,257,877

Metal - Diversified 7.36%
Atico Mining Corp.		1,196,300	592,372	*
Balmoral Resources Ltd.		1,267,500	566,095	*
Bell Copper Corp.		400,000	11,651	*@#
Cardinal Resources Ltd.		1,866,308	87,939	*
Dalradian Resources, Inc.		1,740,000	1,283,946	*
First Point Minerals Corp.		2,400,000	477,693	*
Foran Mining Corp.		1,000,000	155,347	*
Imperial Metals Corp.		257,500	3,100,151	*
Ivanhoe Mines Ltd.		100,000	215,544	*
Mandalay Resources Corp.		2,550,000	2,005,437
Mariana Resources Ltd.		4,450,000	225,041	*
Novo Resources Corp.		1,171,500	944,070	*
Orex Minerals, Inc.		2,525,000	625,152	*
Orsu Metals Corp.		289,800	18,289	*
Orsu Metals Corp., 144A		1,800,000	113,598	*
Reservoir Minerals, Inc.		79,600	371,742	*
Silver Bull Resources, Inc.		2,272,700	818,172	*
Temex Resources Corp.		950,000	119,909	*
Trevali Mining Corp.		950,500	793,660	*
			12,525,808

Metal - Iron 1.12%
Andean Iron Corp., 144A (RS)		3,960,000	1,901,196	*@#

Mining Services 1.15%
Argent Minerals Ltd.		5,625,000	186,319	*
Energold Drilling Corp.		410,000	744,405	*
Natasa Mining Ltd.		1,300,849	1,032,008	*
			1,962,732

Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.		2,000,000	0	*@#

Platinum 1.01%
Pacific North West Capital Corp., 144A		1,291,666	43,894	*
Platinum Group Metals Ltd.		1,663,800	1,680,035	*
			1,723,929

Precious Metals 6.15%
Candente Gold Corp.		765,000	50,136	*+
Candente Gold Corp., 144A		4,875,000	319,494	*+
Fortress Minerals Corp.		204,400	744,211	*
Fortress Minerals Corp., 144A		70,000	254,867	*
Pan African Resources plc		6,500,000	1,744,514	*
Polymetal International plc		185,000	1,960,277
Primero Mining Corp.		124,000	675,411	*
Roxgold, Inc.		2,610,000	1,773,872	*
Sabina Gold & Silver Corp.		100,000	85,441	*
Santana Minerals Ltd.		1,600,000	208,727	*
Solitario Exploration & Royalty Corp.		975,000	843,375	*
Tahoe Resources, Inc.		100,000	1,792,000	*
			10,452,325

Silver Mining 5.01%
First Majestic Silver Corp.		130,000	1,541,800	*
Fresnillo plc		25,000	394,112
MAG Silver Corp.		798,900	4,716,066	*
Santacruz Silver Mining Ltd.		997,000	1,161,610	*
SilverCrest Mines, Inc.		400,000	710,714	*
			8,524,302

Total Common Stocks			129,259,651
(cost $265,155,063)

Exchange-Traded Funds (ETF) 2.16%

ETFS Palladium Trust		6,500	459,810	*
ETFS Platinum Trust		3,000	411,960	*
Market Vectors Gold Miners ETF		20	501
Market Vectors Junior Gold Miners ETF		8	326
SPDR Gold Trust		21,800	2,794,106	*

Total Exchange-Traded Funds			3,666,703
(cost $3,762,505)

Warrants 4.35%

Finance - Investment Banker/Broker 0.00%
Difference Capital Financial, Inc., 144A, Warrants (October 2014)		50,000	0	*@#

Gold Mining 3.87%
Alamos Gold, Inc., Warrants (August 2018)		72,800	176,708	*
Choice Gold Corp., 144A, Warrants (December 2013)		870,000	0	*@#
Crystallex International Corp., 144A, Warrants (December 2049)		162,500	0	*@#
Dundee Precious Metals, Inc., Warrants (November 2015)		1,480,513	4,671,748	*
Endeavour Mining Corp., Warrants (February 2014)		1,030,000	12,501	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)		58,450	0	*@#
Kinross Gold Corp., Warrants (September 2014)		250,000	14,564	*
New Gold, Inc., Warrants (June 2017)		1,032,500	1,233,045	*
New Gold, Inc., 144A, Warrants (June 2017)		352,530	421,003	*
Petaquilla Minerals Ltd., 144A, Warrants (January 2014)		2,660,000	0	*@#
Solvista Gold Corp., 144A, Warrants (April 2014)		1,310,000	0	*@#
Tolima Gold, Inc., 144A,Warrants (December 2013)		2,050,000	0	*@#
Torex Gold Resources, Inc., Warrants (October 2013)		4,782,500	23,217	*
Veris Gold Corp., Warrants (August 2016)		250,000	0	*@#
Veris Gold Corp., Warrants (December 2016)		282,200	34,934	*
			6,587,720

Gold/Mineral Royalty Companies 0.47%
Franco-Nevada Corp., Warrants (June 2017)		131,667	798,989	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)		2,125,000	0	*@#

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)		1,000,000	0	*@#

Metal - Diversified 0.01%
Cardinal Resources Ltd., Warrants (June 2014)		2,799,462	18,284	*
Orex Minerals, Inc., 144A, Warrants (October 2015) (RS)		250,000	0	*@#
Silver Bull Resources, Inc., Warrants (August 2014)		500,000	0	*@#
			18,284

Total Warrants			7,404,993
(cost $6,950,106)

Special Warrants 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049) (RS)		600,000	0	*@#
(cost $300,000)

Purchased Call Options 4.88%		Contracts

Exchange-Traded Funds 0.95%
Market Vectors Gold Miners ETF, Strike Price 23, Expiration Jan. 2014		1,000	340,000
Market Vectors Gold Miners ETF, Strike Price 25, Expiration Jan. 2014		2,000	464,000
Market Vectors Gold Miners ETF, Strike Price 28, Expiration Jan. 2014		3,325	403,988
Market Vectors Gold Miners ETF, Strike Price 30, Expiration Jan. 2014		979	75,872
Market Vectors Gold Miners ETF, Strike Price 38, Expiration Jan. 2014		1,274	19,110
Market Vectors Junior Gold Miners ETF, Strike Price 9, Expiration Jan. 2014		432	75,600
Market Vectors Junior Gold Miners ETF, Strike Price 12, Expiration Jan. 2014		4,681	234,050
Market Vectors Junior Gold Miners ETF, Strike Price 16, Expiration Jan. 2014		849	8,490
			1,621,110

Gold Mining 2.85%
Agnico-Eagle Mines Ltd., Strike Price 32.50, Expiration Jan. 2014		791	66,444
Agnico-Eagle Mines Ltd., Strike Price 25, Expiration Jan. 2015		583	348,343
AngloGold Ashanti Ltd., Strike Price 25, Expiration Jan. 2014		641	3,205
AngloGold Ashanti Ltd., Strike Price 13, Expiration Jan. 2015		250	81,250
AuRico Gold Inc., Strike Price 5, Expiration Jan. 2014		2,999	44,985
Barrick Gold Corp., Strike Price 18, Expiration Jan. 2014		923	199,829
Barrick Gold Corp., Strike Price 15, Expiration Jan. 2015		1,050	593,250
Cia de Minas Buenaventura S.A., Strike Price 14, Expiration Mar. 2014		500	38,750
Eldorado Gold Corp., Strike Price 8, Expiration Jan. 2014		1,865	74,600
Eldorado Gold Corp., Strike Price 13, Expiration Jan. 2014		740	1,850
Eldorado Gold Corp., Strike Price 8, Expiration Jan. 2015		975	126,750
Fotuna Silver Mines Inc., Strike Price 5, Expiration Mar. 2014		2,122	68,965
Gold Fields Ltd., Strike Price 8, Expiration Jan. 2014		575	6,612
Gold Fields Ltd., Strike Price 5, Expiration Jan. 2015		500	96,250
Goldcorp Inc., Strike Price 30, Expiration Jan. 2014		2,021	215,236
Goldcorp Inc., Strike Price 65, Expiration Jan. 2014		1,460	1,460
Goldcorp Inc., Strike Price 25, Expiration Jan. 2015		1,218	645,540
Harmony Gold Mining Co., Ltd., Strike Price 4, Expiration Feb. 2014		1,500	52,500
IAMGOLD Corp., Strike Price 4, Expiration Jan. 2015		891	140,333
Kinross Gold Corp., Strike Price 5, Expiration Jan. 2014		150	9,000
Kinross Gold Corp., Strike Price 12, Expiration Jan. 2014		1,264	1,896
Kinross Gold Corp., Strike Price 3, Expiration Jan. 2015		650	151,775
Newmont Mining Corp., Strike Price 30, Expiration Jan. 2014		1,488	238,824
Newmont Mining Corp., Strike Price 25, Expiration Jan. 2015		778	490,140
Randgold Resources Ltd., Strike Price 65, Expiration Jan. 2014		156	162,240
Randgold Resources Ltd., Strike Price 67.50, Expiration Jan. 2015		207	331,200
Royal Gold Inc., Strike Price 50, Expiration Jan. 2015		100	91,500
Yamana Gold Inc., Strike Price 10, Expiration Jan. 2014		1,808	233,232
Yamana Gold Inc., Strike Price 10, Expiration Jan. 2015		1,335	332,415
			4,848,374

Metal - Copper 0.14%
Freeport-McMoran Copper & Gold, Inc., Strike Price 29, Expiration Jan. 2015		375	228,750

Platinum 0.06%
Stillwater Mining Co., Strike Price 12, Expiration Jan. 2014		917	57,313
Stillwater Mining Co., Strike Price 12, Expiration Jan. 2015		270	51,975
			109,288

Precious Metals 0.24%
Tahoe Resources Inc., Strike Price 15, Expiration Mar. 2014		1,000	405,000

Silver Mining 0.64%
First Majestic Silver Corp., Strike Price 12.50, Expiration Jan. 2014		446	57,980
First Majestic Silver Corp., Strike Price 12.50, Expiration Jan. 2015		582	177,510
Pan American Silver Corp., Strike Price 13, Expiration Jan. 2014		797	25,903
Pan American Silver Corp., Strike Price 13, Expiration Jan. 2015		402	61,305
Silver Standard Resources Inc., Strike Price 8, Expiration Jan. 2015		1,157	161,980
Silver Wheaton Corp., Strike Price 25, Expiration Jan. 2014		924	213,906
Silver Wheaton Corp., Strike Price 23, Expiration Jan. 2015		667	390,195
			1,088,779

Total Purchased Call Options			8,301,301
(cost $14,041,437)

Convertible Bond 0.21%		Principal Amount

Gold Mining 0.21%
Lake Shore Gold Corp., 6.25%, maturity 09/30/17	CAD	500,000	364,095
(cost $414,367)

Gold-Linked Notes 2.76%

Gold Mining 2.76%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17		$ 170,000	132,600
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17		5,845,000	4,559,100

Total Gold-Linked Notes			4,691,700
(cost $5,943,200)

Silver-Linked Notes 3.09%

Gold Mining 3.09%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18		477,000	290,970
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18		8,150,000	4,971,500

Total Silver-Linked Notes			5,262,470
(cost $8,538,167)

Corporate Notes 0.85%

Building - Heavy Construction 0.38%
ARB Arendal, S. de R.L. de C.V., 13.50%, maturity 08/30/14 (RS)		650,000	650,000	@#

Electric - Generation 0.47%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)		800,000	800,000	@#

Total Corporate Notes			1,450,000
(cost $1,450,000)

Total Investments 94.29%			160,400,913
(cost $306,554,845)
Other assets and liabilities, net 5.71%			9,707,113

Net Assets 100%			$170,108,026

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)			September 30, 2013

Common Stocks 61.89%		Shares	Value

Gold Mining 45.02%
Agnico-Eagle Mines Ltd.		50,000	$ 1,323,500
Alacer Gold Corp.		300,000	900,044
Alamos Gold, Inc.		140,000	2,174,863
B2Gold Corp.		1,125,000	2,802,977	*
Banro Corp.		450,000	298,125	*
Barrick Gold Corp.		100,000	1,862,000
Centerra Gold, Inc.		420,000	1,965,532
China Gold International Resources Corp., Ltd.		293,600	832,382	*
Comstock Mining, Inc.		1,844,493	3,320,087	*
DRDGOLD Ltd., Sponsored ADR		125,000	715,000
Dundee Precious Metals, Inc.		134,988	747,057	*
Endeavour Mining Corp.		300,000	198,068	*
Gran Colombia Gold Corp.		451,937	557,270	*
Harmony Gold Mining Co., Ltd., Sponsored ADR		300,000	1,014,000
Kinross Gold Corp.		75,000	378,750
Klondex Mines Ltd.		111,000	150,881	*
Koza Altin Isletmeleri A.S.		70,000	1,112,226
Luna Gold Corp.		500,000	776,737	*
McEwen Mining, Inc.		320,000	768,000	*
Nevsun Resources Ltd.		700,000	2,219,000
Newcrest Mining Ltd.		200,000	2,185,256
Newcrest Mining Ltd., Sponsored ADR		76,000	818,216
Newmont Mining Corp.		60,000	1,686,000
OceanaGold Corp.		1,000,000	1,485,509	*
Oromin Explorations Ltd.		141,000	52,707	*
Osisko Mining Corp.		600,000	3,035,099	*
Randgold Resources Ltd., Sponsored ADR		20,000	1,430,600
Regis Resources Ltd.		120,000	450,480	*
Rio Alto Mining Ltd.		300,000	600,029	*
Royal Gold, Inc.		12,000	583,920
SEMAFO, Inc.		1,122,600	2,703,090
St Barbara Ltd.		162,075	85,699	*
Teranga Gold Corp.		480,000	312,248	*
Timmins Gold Corp.		545,000	920,724	*
Veris Gold Corp.		868,700	497,629	*
Yamana Gold, Inc.		200,000	2,080,000
			43,043,705

Gold/Mineral Royalty Companies 2.37%
Franco-Nevada Corp.		50,000	2,263,000

Investment Management/Advisory Services 0.85%
Sprott, Inc.		300,000	815,574

Medical - Hospitals 0.01%
African Medical Investments plc		2,000,000	7,286	*@#

Metal - Diversified 3.63%
Atico Mining Corp.		1,195,200	591,827	*
Imperial Metals Corp.		119,600	1,439,914	*
Mandalay Resources Corp.		1,825,000	1,435,264
			3,467,005

Mining Services 0.38%
Major Drilling Group International, Inc.		50,000	359,726

Oil Companies - Exploration & Production 3.08%
Anadarko Petroleum Corp.		5,000	464,950
QEP Resources, Inc.		20,000	553,800
SM Energy Co.		25,000	1,929,750
			2,948,500

Precious Metals 3.21%
Pan African Resources plc		3,300,000	885,676	*
Polymetal International plc		155,000	1,642,395
Tahoe Resources, Inc.		30,000	537,600	*
			3,065,671

Silver Mining 3.34%
First Majestic Silver Corp.		75,000	889,500	*
Fresnillo plc		55,000	867,048
Pan American Silver Corp.		100,000	1,055,000
SilverCrest Mines, Inc.		215,000	382,009	*
			3,193,557

Total Common Stocks			59,164,024
(cost $92,711,998)

Exchange-Traded Funds (ETF) 6.96%

ETFS Palladium Trust		14,000	990,360	*
ETFS Physical Silver Shares		40,000	856,800	*
ETFS Platinum Trust		10,000	1,373,200	*
Market Vectors Gold Miners ETF		20	501
Market Vectors Junior Gold Miners ETF		8	326
SPDR Gold Trust		26,800	3,434,956	*

Total Exchange-Traded Funds			6,656,143
(cost $8,092,579)

Warrants 6.26%

Gold Mining 5.77%
Crystallex International Corp., 144A, Warrants (December 2049)		62,500	0	*@#
Dundee Precious Metals, Inc., Warrants (November 2015)		1,613,169	5,090,343	*
Endeavour Mining Corp., Warrants (February 2014)		382,500	4,642	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)		29,400	0	*@#
Kinross Gold Corp., Warrants (September 2014)		130,000	7,573	*
New Gold, Inc., Warrants (June 2017)		326,500	389,917	*
Veris Gold Corp., Warrants (August 2016)		250,000	0	*@#
Veris Gold Corp., Warrants (December 2016)		195,300	24,177	*
			5,516,652

Gold/Mineral Royalty Companies 0.49%
Franco-Nevada Corp., Warrants (June 2017)		76,633	465,029	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)		912,500	0	*@#

Total Warrants			5,981,681
(cost $4,363,176)

Purchased Call Options 5.78%		Contracts

Exchange-Traded Funds 0.75%
Market Vectors Gold Miners ETF, Strike Price 23, Expiration Jan. 2014		600	204,000
Market Vectors Gold Miners ETF, Strike Price 25, Expiration Jan. 2014		600	139,200
Market Vectors Gold Miners ETF, Strike Price 28, Expiration Jan. 2014		1,000	121,500
Market Vectors Gold Miners ETF, Strike Price 30, Expiration Jan. 2014		971	75,252
Market Vectors Gold Miners ETF, Strike Price 38, Expiration Jan. 2014		749	11,235
Market Vectors Junior Gold Miners ETF, Strike Price 9, Expiration Jan. 2014		252	44,100
Market Vectors Junior Gold Miners ETF, Strike Price 12, Expiration Jan. 2014		2,319	115,950
Market Vectors Junior Gold Miners ETF, Strike Price 16, Expiration Jan. 2014		475	4,750
			715,987

Gold Mining 3.69%
Agnico-Eagle Mines Ltd., Strike Price 32.50, Expiration Jan. 2014		396	33,264
Agnico-Eagle Mines Ltd., Strike Price 25, Expiration Jan. 2015		292	174,470
AngloGold Ashanti Ltd., Strike Price 25, Expiration Jan. 2014		322	1,610
AngloGold Ashanti Ltd., Strike Price 13, Expiration Jan. 2015		150	48,750
AuRico Gold, Inc., Strike Price 5, Expiration Jan. 2014		2,750	41,250
Barrick Gold Corp., Strike Price 18, Expiration Jan. 2014		677	146,570
Barrick Gold Corp., Strike Price 15, Expiration Jan. 2015		700	395,500
Cia de Minas Buenaventura S.A., Strike Price 14, Expiration Mar. 2014		600	46,500
Eldorado Gold Corp., Strike Price 8, Expiration Jan. 2014		1,129	45,160
Eldorado Gold Corp., Strike Price 13, Expiration Jan. 2014		626	1,565
Eldorado Gold Corp., Strike Price 8, Expiration Jan. 2015		595	77,350
Fotuna Silver Mines, Inc., Strike Price 5, Expiration Mar. 2014		1,241	40,333
Gold Fields Ltd., Strike Price 8, Expiration Jan. 2014		500	5,750
Gold Fields Ltd., Strike Price 5, Expiration Jan. 2015		300	57,750
Goldcorp, Inc., Strike Price 30, Expiration Jan. 2014		1,208	128,652
Goldcorp, Inc., Strike Price 65, Expiration Jan. 2014		708	708
Goldcorp, Inc., Strike Price 25, Expiration Jan. 2015		722	382,660
Harmony Gold Mining Co., Ltd., Strike Price 4, Expiration Feb. 2014		850	29,750
IAMGOLD Corp., Strike Price 4, Expiration Jan. 2015		557	87,728
Kinross Gold Corp., Strike Price 5, Expiration Jan. 2014		450	27,000
Kinross Gold Corp., Strike Price 12, Expiration Jan. 2014		938	1,407
Kinross Gold Corp., Strike Price 3, Expiration Jan. 2015		1,075	251,012
New Gold, Inc., Strike Price 8, Expiration Jan. 2015		700	59,500
Newmont Mining Corp., Strike Price 30, Expiration Jan. 2014		918	147,339
Newmont Mining Corp., Strike Price 25, Expiration Jan. 2015		472	297,360
Randgold Resources Ltd., Strike Price 65, Expiration Jan. 2014		99	102,960
Randgold Resources Ltd., Strike Price 67.50, Expiration Jan. 2015		123	196,800
Royal Gold, Inc., Strike Price 50, Expiration Jan. 2015		150	137,250
Yamana Gold, Inc., Strike Price 10, Expiration Jan. 2014		1,808	233,232
Yamana Gold, Inc., Strike Price 10, Expiration Jan. 2015		1,334	332,166
			3,531,346

Metal - Copper 0.14%
Freeport-McMoran Copper & Gold, Inc., Strike Price 29, Expiration Jan. 2015		225	137,250

Platinum 0.06%
Stillwater Mining Co., Strike Price 12, Expiration Jan. 2014		459	28,687
Stillwater Mining Co., Strike Price 12, Expiration Jan. 2015		133	25,603
			54,290

Precious Metals 0.25%
Tahoe Resources, Inc., Strike Price 15, Expiration Mar. 2014		600	243,000

Silver Mining 0.89%
First Majestic Silver Corp., Strike Price 12.50, Expiration Jan. 2014		334	43,420
First Majestic Silver Corp., Strike Price 12.50, Expiration Jan. 2015		443	135,115
Pan American Silver Corp., Strike Price 13, Expiration Jan. 2014		1,003	32,597
Pan American Silver Corp., Strike Price 13, Expiration Jan. 2015		567	86,468
Silver Standard Resources, Inc., Strike Price 8, Expiration Jan. 2015		694	97,160
Silver Wheaton Corp., Strike Price 25, Expiration Jan. 2014		676	156,494
Silver Wheaton Corp., Strike Price 23, Expiration Jan. 2015		508	297,180
			848,434

Total Purchased Call Options			5,530,307
(cost $9,954,715)

Master Limited Partnership 3.14%		Units

Pipelines 3.14%
Atlas Energy L.P.		55,000	3,004,650
(cost $1,726,513)

Convertible Bond 0.38%		Principal Amount

Gold Mining 0.38%
Lake Shore Gold Corp., 6.25%, maturity 09/30/17	CAD	500,000	364,095
(cost $414,367)

Corporate Bonds 0.59%

Gold Mining 0.27%
Eldorado Gold Corp., 6.13%, maturity 12/15/20		$ 90,000	87,300
IAMGOLD Corp., 6.75%, maturity 10/01/20		90,000	78,975
Kinross Gold Corp., 5.13%, maturity 09/01/21		100,000	95,017
			261,292

Metal - Diversified 0.32%
HudBay Minerals, Inc., 9.50%, maturity 10/01/20		300,000	302,250

Total Corporate Bonds			563,542
(cost $566,700)

Gold-Linked Notes 2.47%

Gold Mining 2.47%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17		88,000	68,640
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17		2,940,000	2,293,200

Total Gold-Linked Notes			2,361,840
(cost $2,990,940)

Silver-Linked Notes 2.88%

Gold Mining 2.88%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18		256,000	156,160
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18		4,250,000	2,592,500

Total Silver-Linked Notes			2,748,660
(cost $4,468,051)

Corporate Notes 2.42%

Building - Heavy Construction 0.37%
ARB Arendal, S. de R.L. de C.V., 13.50%, maturity 08/30/14 (RS)		350,000	350,000	@#

Electric - Generation 0.31%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)		300,000	300,000	@#

Gold Mining 1.74%
Barrick Gold Corp., 6.95%, maturity 04/01/19		1,450,000	1,656,466

Total Corporate Notes			2,306,466
(cost $2,476,536)

Total Investments 92.77%			88,681,408
(cost $127,765,575)
Other assets and liabilities, net 7.23%			6,916,438

Net Assets 100%			$95,597,846

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)		September 30, 2013

Common Stocks 87.50%	Shares	Value

Agricultural Operations 0.36%
Kernel Holding S.A.	30,000	$ 473,496	*

Automotive - Cars & Light Trucks 5.35%
Bayerische Motoren Werke AG	19,800	2,128,596
Tofas Turk Otomobil Fabrikasi A.S.	810,200	4,935,940
		7,064,536

Brewery 0.83%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	50,000	579,294
Carlsberg A.S., Class B	5,000	515,033
		1,094,327

Building Products - Cement/Aggregates 0.19%
Akcansa Cimento A.S.	50,000	248,533

Cellular Telecommunication 10.20%
KCell JSC, Sponsored GDR	5,697	87,734
KCell JSC, 144A, GDR	120,000	1,848,000
Mobile TeleSystems OJSC	790,114	7,876,146
Turkcell Iletisim Hizmetleri A.S.	263,094	1,550,372	*
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	141,700	2,090,075	*
		13,452,327

Chemicals - Diversified 2.48%
Synthos S.A.	2,141,417	3,269,977

Coal 0.00%
EastCoal, Inc.	5,210	354	*

Commercial Banks - Non US 16.71%
Erste Group Bank AG	218,094	6,892,842
OTP Bank plc	81,700	1,617,056
Sberbank of Russia, Sponsored ADR	470,800	5,673,741
Turkiye Garanti Bankasi A.S.	800,000	3,154,524
Turkiye Halk Bankasi A.S.	35,000	256,397
Turkiye Is Bankasi, Class C	808,600	2,139,007
Turkiye Vakiflar Bankasi T.A.O., Class D	620,600	1,417,370
Yapi ve Kredi Bankasi A.S.	400,000	891,671
		22,042,608

Diamonds/Precious Stones 0.18%
Alrosa AO	208,100	231,204	*

Diversified Banking Institutions 1.46%
UniCredit SpA	300,000	1,919,767

Diversified Operations 0.34%
Tekfen Holding A.S.	200,000	452,736

Electric - Generation 0.60%
CEZ A.S.	30,688	793,553

Finance - Investment Banker/Broker 1.99%
Turkiye Sinai Kalkinma Bankasi A.S.	2,964,369	2,628,173

Food - Catering 0.37%
DO & CO AG	11,000	493,282

Food - Retail 8.22%
Jeronimo Martins, SGPS, S.A.	157,700	3,239,395
Magnit OJSC	30,000	7,604,043
		10,843,438

Food - Wholesale/Distribution 0.41%
Eurocash S.A.	35,000	539,156

Gold Mining 1.64%
Koza Altin Isletmeleri A.S.	136,000	2,160,896

Housewares 0.44%
Turkiye Sise ve Cam Fabrikalari A.S.	418,933	576,750

Machinery - Farm 0.91%
Turk Traktor ve Ziraat Makineleri A.S.	40,900	1,194,973

Medical - Drugs 1.94%
EGIS Pharmaceuticals plc	10,000	1,260,030
Richter Gedeon Nyrt.	75,000	1,305,121
		2,565,151

Metal - Diversified 4.45%
KGHM Polska Miedz S.A.	59,200	2,330,766
MMC Norilsk Nickel OJSC, Sponsored ADR	225,000	3,246,383
Orsu Metals Corp.	664,240	41,920	*
Orsu Metals Corp., 144A	4,025,000	254,017	*
		5,873,086

Oil - Field Services 0.45%
Eurasia Drilling Co., Ltd., Sponsored GDR	15,000	599,758

Oil Companies - Exploration & Production 7.56%
Bankers Petroleum Ltd.	76,300	286,695	*
BNK Petroleum, Inc.	232,800	275,757	*
Genel Energy plc	283,339	4,310,416	*
NovaTek OAO, Sponsored GDR	38,600	5,105,262
		9,978,130

Oil Companies - Integrated 9.32%
Gazprom OAO, Sponsored ADR	607,002	5,350,875
Lukoil OAO, Sponsored ADR	98,800	6,267,058
MOL Hungarian Oil & Gas Nyrt.	9,300	672,965
		12,290,898

Property/Casualty Insurance 0.11%
Aksigorta A.S.	102,817	139,998

Real Estate Management/Services 0.33%
CA Immobilien Anlagen AG	30,000	435,526	*

Retail - Apparel/Shoe 0.65%
Salvatore Ferragamo SpA	25,000	862,439

Steel - Producers 0.48%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	500,000	633,890

Telecom Services 1.81%
Telefonica Czech Republic A.S.	150,000	2,381,763	*

Television 1.05%
Cyfrowy Polsat S.A.	204,000	1,388,079	*

Textile - Products 0.42%
Pegas Nonwovens S.A.	18,622	559,076

Tobacco 1.40%
Philip Morris CR A.S.	3,210	1,840,994

Web Portals/Internet Service Providers 4.85%
Mail.ru Group Ltd., Sponsored GDR	100,000	3,820,275
Yandex N.V., Class A	70,700	2,574,894	*
		6,395,169

Total Common Stocks		115,424,043
(cost $100,228,504)

Preferred Stock 1.31%

Oil Companies - Integrated 1.31%
Surgutneftegas OJSC	2,390,000	1,725,757
(cost $1,707,718)

Real Estate Investment Trust (REIT) 0.80%

Sinpas Gayrimenkul Yatirim Ortakligi A.S.	2,000,000	1,049,910
(cost $1,269,166)

Exchange-Traded Fund (ETF) 1.35%

Sprott Physical Platinum & Palladium Trust	200,000	1,782,000	*
(cost $2,000,000)

Closed-End Investment Company 0.30%

Fondul Proprietatea S.A.	1,700,000	391,955
(cost $331,500)

Warrants 1.81%

Commercial Banks - Non US 0.33%
Alpha Bank S.A., Warrants (December 2017)	150,000	225,249	*
Piraeus Bank S.A., Warrants (January 2018)	197,000	206,280	*
		431,529

Gold Mining 1.48%
Dundee Precious Metals, Inc., Warrants (November 2015)	617,105	1,947,271	*

Total Warrants		2,378,800
(cost $1,188,219)

Purchased Call Option 0.31%	Contracts

Exchange-Traded Funds 0.31%
Market Vectors Russia ETF, Strike Price 28, Expiration Jan. 2014	3,000	405,000
(cost $483,857)

Corporate Note 1.07%	Principal Amount

Transportation - Services 1.07%
Baghlan Group FZCO, 14.75%, maturity 06/27/15	$ 1,400,000	1,414,000
(cost $1,410,500)

Total Investments 94.45%		124,571,465
(cost $108,619,464)
Other assets and liabilities, net 5.55%		7,319,057

Net Assets 100%		$131,890,522

See notes to portfolios of investments.

Global Emerging Markets Fund
Portfolio of Investments (unaudited)		September 30, 2013

Common Stocks 47.61%	Shares	Value

Audio/Video Products 1.91%
TCL Multimedia Technology Holdings Ltd.	225,000	$ 107,301

Batteries/Battery System 2.21%
Dynapack International Technology Corp.	44,000	124,620

Commercial Banks - Non US 7.70%
Commercial International Bank Egypt SAE	34,955	193,997
PT Bank Bukopin Tbk	2,375,800	131,451
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	1,389,600	107,763
		433,211

Computer Services 2.88%
Asseco Poland S.A.	10,400	162,207

Diversified Financial Services 2.15%
Tisco Financial Group PCL	100,000	121,223

Diversified Minerals 0.15%
African Potash Ltd.	200,000	8,500	*

Electric - Generation 4.49%
Electricity Generating PCL	30,500	121,313
Ratchaburi Electricity Generating Holding PCL	82,000	131,417
		252,730

Electronic Components - Miscellaneous 2.10%
Elite Material Co., Ltd.	140,000	118,202

Finance - Investment Banker/Broker 2.15%
Asia Plus Securities PCL	1,000,000	120,746

Gas - Distribution 2.95%
Korea District Heating Corp.	1,800	165,857

Gold Mining 0.06%
Gran Colombia Gold Corp.	2,932	3,615	*

Metal - Diversified 0.27%
Orsu Metals Corp.	41,083	2,593	*
Orsu Metals Corp., 144A	200,000	12,622	*
		15,215

Metal - Iron 2.82%
Andean Iron Corp., 144A (RS)	330,000	158,433	*@#

Paper & Related Products 4.09%
Moorim P&P Co., Ltd.	42,700	229,982

Real Estate Operating/Development 5.62%
Chong Hong Construction Co.	52,000	175,999
Huaku Development Co., Ltd.	47,800	140,068
		316,067

Rubber & Vinyl 2.65%
Formosan Rubber Group, Inc.	180,000	149,233

Textile - Products 3.41%
Pegas Nonwovens S.A.	6,400	192,143

Total Common Stocks		2,679,285
(cost $3,093,618)

Corporate Notes 1.78%	Principal Amount

Building - Heavy Construction 0.89%
ARB Arendal, S. de R.L. de C.V., 13.50%, maturity 08/30/14 (RS)	$ 50,000	50,000	@#

Electric - Generation 0.89%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	50,000	50,000	@#

Total Corporate Notes		100,000
(cost $100,000)

Total Investments 49.39%		2,779,285
(cost $3,193,618)
Other assets and liabilities, net 50.61%		2,847,378

Net Assets 100%		$5,626,663

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)		September 30, 2013

Common Stocks 95.43%	Shares	Value

Aerospace/Defense - Equipment 1.03%
AviChina Industry & Technology Co., Ltd., H shares	504,000	$ 256,412

Airlines 1.92%
Air China Ltd., H shares	338,000	228,167
China Southern Airlines Co., Ltd., H shares	668,000	248,745
		476,912

Appliances 1.41%
Haier Electronics Group Co., Ltd.	179,000	349,103

Audio/Video Products 0.73%
TCL Multimedia Technology Holdings Ltd.	380,000	181,219

Automotive - Cars & Light Trucks 2.09%
Great Wall Motor Co., Ltd., H shares	96,000	518,563

Automotive/Truck Parts & Equipment - Original 1.18%
Minth Group Ltd.	146,000	291,828

Automotive/Truck Parts & Equipment - Replacement 1.12%
Xinyi Glass Holdings Ltd.	300,000	277,522

Broadcast Services/Programming 1.16%
Phoenix Satellite Television Holdings Ltd.	802,000	286,896

Building & Construction - Miscellaneous 2.81%
China State Construction International Holdings Ltd.	436,000	698,041

Building & Construction Products - Miscellaneous 1.21%
China Singyes Solar Technologies Holdings Ltd.	269,000	299,476

Building - Heavy Construction 1.07%
China Railway Group Ltd., H shares	483,000	264,383

Casino Hotels 12.71%
Galaxy Entertainment Group Ltd.	166,000	1,167,401	*
MGM China Holdings Ltd.	132,000	442,872
NagaCorp Ltd.	684,000	578,239
Sands China Ltd.	102,800	637,431
SJM Holdings Ltd.	116,000	326,910
		3,152,853

Casino Services 1.66%
Paradise Co., Ltd.	18,026	411,300

Chemicals - Specialty 0.91%
China Sanjiang Fine Chemicals Co., Ltd.	535,000	225,814

Commercial Banks - Non US 13.86%
Agricultural Bank of China Ltd., H shares	1,029,000	474,492
Bank of China Ltd., H shares	1,412,000	643,512
China Construction Bank Corp., H shares	987,000	762,441
China Minsheng Banking Corp., Ltd., H shares	665,000	793,531
Chongqing Rural Commercial Bank, H shares	1,067,000	515,438
Industrial and Commercial Bank of China Ltd., H shares	357,000	249,503
		3,438,917

Computers 1.10%
Lenovo Group Ltd.	262,000	273,461

Computers - Other 1.28%
Ju Teng International Holdings Ltd.	542,000	317,742

Consumer Products - Miscellaneous 3.58%
Biostime International Holdings Ltd.	117,500	887,917

Diversified Banking Institutions 2.09%
HSBC Holdings plc	47,600	518,471

Diversified Minerals 0.19%
Woulfe Mining Corp.	300,000	46,604	*

Diversified Operations 3.61%
Alliance Global Group, Inc.	672,800	364,154
Hutchison Whampoa Ltd.	1,000	12,014
Wharf Holdings Ltd.	60,000	520,236
		896,404

E-Commerce/Services 1.07%
SouFun Holdings Ltd., Sponsored ADR	5,123	264,552

Electric - Generation 0.96%
China Power International Development Ltd.	634,000	239,386

Electronic Components - Miscellaneous 0.88%
AAC Technologies Holdings, Inc.	48,000	219,008

Electronic Measuring Instruments 1.26%
Wasion Group Holdings Ltd.	516,000	312,464

Feminine Health Care Products 1.13%
Hengan International Group Co., Ltd.	24,000	280,530

Gas - Distribution 3.42%
Beijing Enterprises Holdings Ltd.	72,800	525,300
China Resources Gas Group Ltd.	126,000	323,856
		849,156

Gold Mining 0.08%
Besra Gold, Inc.	354,110	18,910	*

Internet Application Software 3.51%
Tencent Holdings Ltd.	16,600	871,942

Internet Content - Entertainment 3.79%
NetEase, Inc., Sponsored ADR	12,938	939,428

Internet Content - Information/Network 1.24%
YY, Inc., Sponsored ADR	6,600	308,748	*

Internet Security 3.02%
Qihoo 360 Technology Co., Ltd., Sponsored ADR	9,000	748,800	*

Medical - Drugs 1.06%
Sino Biopharmaceutical Ltd.	388,000	264,035

Multi-line Insurance 1.93%
China Taiping Insurance Holdings Co., Ltd.	160,600	230,161	*
Ping An Insurance (Group) Company of China Ltd., H shares	33,500	249,625
		479,786

Non - Ferrous Metals 0.14%
Sterling Group Ventures, Inc., 144A	500,000	35,000	*

Oil Field Machinery & Equipment 1.18%
CIMC Enric Holdings Ltd.	218,000	292,160

Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	2	1	*

Photo Equipment & Supplies 1.64%
Sunny Optical Technology Group Co., Ltd.	390,000	407,647

Power Converters/Supply Equipment 1.17%
Boer Power Holdings Ltd.	390,000	289,381

Public Thoroughfares 1.35%
Shenzhen International Holdings Ltd.	2,780,000	333,833

Real Estate Operating/Development 4.95%
China Resources Land Ltd.	86,000	245,315
Greentown China Holdings Ltd.	126,000	237,386
Longfor Properties Co., Ltd.	156,000	247,755
Shenzhen Investment Ltd.	574,000	231,166
Shimao Property Holdings Ltd.	115,000	266,832
		1,228,454

Retail - Jewelry 0.00%
Lao Feng Xiang Co., Ltd., B shares	1	2

Retail - Perfume & Cosmetics 1.57%
S.A. S.A. International Holdings Ltd.	346,000	390,020

Transportation - Marine 2.05%
China Shipping Container Lines Co., Ltd., H shares	966,000	252,091	*
China Shipping Development Co., Ltd., H shares	484,000	255,715	*
		507,806

Water Treatment Systems 1.31%
Beijing Enterprises Water Group Ltd.	782,000	325,237

Total Common Stocks		23,676,124
(cost $21,157,466)

Exchange-Traded Funds (ETF) 1.47%

iShares MSCI Hong Kong ETF	6,000	120,180
iShares MSCI South Korea Capped ETF	1,950	119,983
Market Vectors Vietnam ETF	7,000	125,370

Total Exchange-Traded Funds		365,533
(cost $359,660)

Purchased Call Option 0.23%	Contracts

Exchange-Traded Funds 0.23%
iShares FTSE China 25 Index Fund, Strike Price 33, Expiration Jan. 2015	100	56,750
(cost $46,354)

Total Investments 97.13%		24,098,407
(cost $21,563,480)
Other assets and liabilities, net 2.87%		713,228

Net Assets 100%		$24,811,635

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	September 30, 2013

Legend
*	Non-income producing security	ZCB	Zero Coupon Bond
+	Affiliated company (see following)	^	Security or portion of security segregated as
ADR	American Depositary Receipt		collateral for written options
GDR	Global Depositary Receipt	CAD	Principal shown in Canadian dollars
GO	General Obligation Bond	#	Illiquid security
RS	Restricted Security (see following)

@           Security was fair valued at September 30, 2013, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

144A     Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2013.

Principal amounts are in U.S. dollars unless otherwise noted.

U.S. Global Investors Funds, a Delaware statutory trust, as of September 30, 2013, consisted of thirteen separate funds (Funds). For more comprehensive information on the Funds' organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

The Global Emerging Markets Fund was liquidated on October 31, 2013.

The following changes to other funds are anticipated to be completed by the end of 2013:  (1) pending shareholder approval, the MegaTrends Fund will reorganize into the Holmes Growth Fund (to be named Holmes Macro Trends Fund), (2) the Tax Free Fund will reorganize into the Near-Term Tax Free Fund, (3) pending shareholder approval, the U.S. Government Securities Savings Fund will convert from a money market fund to a U.S. government ultrashort bond fund, and (4) the U.S. Treasury Securities Cash Fund will be liquidated.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1– Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities for which no sale was reported (valued at the mean between the last reported bid and ask quotation) and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

The following table summarizes the valuation of each Fund's securities as of September 30, 2013, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury Securities Cash Fund
Investments in Securities*
U.S. Government Obligations	$ –	$ 9,999,984	$ –	$ 9,999,984
Repurchase Agreements	–	63,407,225	–	$ 63,407,225
Total	$ –	$ 73,407,209	$ –	$ 73,407,209

U.S. Government Securities Savings Fund
Investments in Securities*
U.S. Government and Agency Obligations	$ –	$ 71,903,216	$ –	$ 71,903,216
Repurchase Agreements	–	54,912,197	–	54,912,197
Total	$ –	$ 126,815,413	$ –	$ 126,815,413

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$ –	$ 46,804,260	$ –	$ 46,804,260
Total	$ –	$ 46,804,260	$ –	$ 46,804,260

Tax Free Fund
Investments in Securities*
Municipal Bonds	$ –	$ 15,790,678	$ –	$ 15,790,678
Total	$ –	$ 15,790,678	$ –	$ 15,790,678

All American Equity Fund
Investments in Securities*
Common Stocks	$ 19,663,687	$ –	$ –	$ 19,663,687
Total	$ 19,663,687	$ –	$ –	$ 19,663,687
Other Financial Instruments
Written Call Option	$ –	$ 9,250	$ –	$ 9,250

Holmes Growth Fund
Investments in Securities*
Common Stocks:
Medical - Hospitals	$ –	$ –	$ 3,643	3,643
Metal - Iron	–	–	206,443	206,443
Quarrying	–	–	502,045	502,045
Real Estate Operating/Development	–	–	135,140	135,140
All Other Common Stocks	35,500,630	–	–	35,500,630
Warrants:
Gold Mining	–	–	–	–
Medical - Hospitals	–	–	–	–
Gold-Linked Notes:
Gold Mining	–	296,400	–	296,400
Silver-Linked Note	192,760	–	–	192,760
Corporate Notes:
Building - Heavy Construction	–	–	150,000	150,000
Electric - Generation	–	–	150,000	150,000
Total	$ 35,693,390	$ 296,400	$ 1,147,271	$ 37,137,061
Other Financial Instruments
Written Call Option	$ –	$ 13,875	$ –	$ 13,875

MegaTrends Fund
Investments in Securities*
Common Stocks:
Electric - Generation	$ –	$ –	$ 266,505	$ 266,505
Energy - Alternate Sources	–	–	72,540	72,540
Metal - Iron	–	–	206,443	206,443
Quarrying	–	–	687,205	687,205
Real Estate Operating/Development	–	–	441,277	441,277
All Other Common Stocks	9,503,704	–	–	9,503,704
Real Estate Investment Trust	287,566	–	–	287,566
Silver-Linked Note	66,490	–	–	66,490
Corporate Note:
Electric - Generation	–	–	100,000	100,000
Total	$ 9,857,760	$ –	$ 1,773,970	$ 11,631,730

Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$ –	$ 2,662,441	$ –	$ 2,662,441
Coal	9,112,107	4,924,544	–	14,036,651
Diamonds/Precious Stones	43,691	25,212	–	68,903
Diversified Minerals	20,718,867	779,379	–	21,498,246
Electric - Generation	–	–	3,717,020	3,717,020
Energy - Alternate Sources	–	–	1,740,960	1,740,960
Food - Meat Products	13,751,442	3,304,228	–	17,055,670
Gold Mining	28,773,322	98,433	1,166	28,872,921
Medical - Hospitals	–	–	9,134	9,134
Metal - Copper	13,220,336	9,109,390	–	22,329,726
Metal - Diversified	7,792,627	9,315	1,072,814	8,874,756
Metal - Iron	213,603	78,098	1,248,260	1,539,961
Mining Services	–	822,172	256,589	1,078,761
Natural Resource Technology	–	–	50,947	50,947
Oil Companies - Exploration & Production	53,741,912	10,270,736	–	64,012,648
Oil Refining & Marketing	–	–	150,459	150,459
Precious Metals	–	619,690	–	619,690
Quarrying	–	–	6,474,583	6,474,583
Real Estate Operating/Development	664,110	–	10,059,205	10,723,315
Silver Mining	–	7,724,610	–	7,724,610
All Other Common Stocks	93,954,208	–	–	93,954,208
Real Estate Investment Trusts	17,498,040	–	–	17,498,040
Warrants:
Diversified Minerals	–	–	–	–
Gold Mining	3,299,901	–	–	3,299,901
Medical - Hospitals	–	–	–	–
Metal - Copper	–	–	–	–
Oil Companies - Exploration & Production	–	77,674	–	77,674
All Other Warrants	21,300	–	–	21,300
Purchased Call Options:
Oil Companies - Exploration & Production	–	148,065	–	148,065
Oil Field Machinery & Equipment	–	157,500	–	157,500
Oil Refining & Marketing	–	2,500	–	2,500
Master Limited Partnerships	22,293,880	–	–	22,293,880
Convertible Bond:
Mining Services	–	660,500	–	660,500
Gold-Linked Notes:
Gold Mining	–	6,912,360	–	6,912,360
Silver-Linked Notes	4,093,710	–	–	4,093,710
Corporate Notes:
Building - Heavy Construction	–	–	1,000,000	1,000,000
Electric - Generation	–	–	3,000,000	3,000,000
Total	$ 289,193,056	$ 48,386,847	$ 28,781,137	$ 366,361,040

World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$ –	$ 1,496,243	$ –	$ 1,496,243
Coal	200,591	2,872,536	–	3,073,127
Diamonds/Precious Stones	2,573,362	68,337	–	2,641,699
Diversified Minerals	1,585,592	1,698,618	–	3,284,210
Gold Mining	66,301,448	11,470,408	844,057	78,615,913
Investment Companies	–	–	–	–
Medical - Hospitals	–	–	16,894	16,894
Metal - Copper	1,214,622	43,255	–	1,257,877
Metal - Diversified	11,444,138	1,070,019	11,651	12,525,808
Metal - Iron	–	–	1,901,196	1,901,196
Mining Services	744,405	1,218,327	–	1,962,732
Oil Companies - Exploration & Production	–	–	–	–
Platinum	1,680,035	43,894	–	1,723,929
Precious Metals	5,170,099	5,282,226	–	10,452,325
Silver Mining	8,130,190	394,112	–	8,524,302
All Other Common Stocks	1,783,396	–	–	1,783,396
Exchange-Traded Funds	3,666,703	–	–	3,666,703
Warrants:
Finance - Investment Banker/Broker	–	–	–	–
Gold Mining	6,552,786	34,934	–	6,587,720
Medical - Hospitals	–	–	–	–
Metal - Copper	–	–	–	–
Metal - Diversified	–	18,284	–	18,284
All Other Warrants	798,989	–	–	798,989
Special Warrants:
Gold/Mineral Exploration & Development	–	–	–	–
Purchased Call Options:
Exchange-Traded Funds	–	1,621,110	–	1,621,110
Gold Mining	–	4,848,374	–	4,848,374
Metal - Copper	–	228,750	–	228,750
Platinum	–	109,288	–	109,288
Precious Metals	–	405,000	–	405,000
Silver Mining	–	1,088,779	–	1,088,779
Convertible Bond:
Gold Mining	–	364,095	–	364,095
Gold-Linked Notes:
Gold Mining	–	4,691,700	–	4,691,700
Silver-Linked Notes	5,262,470	–	–	5,262,470
Corporate Notes:
Building - Heavy Construction	–	–	650,000	650,000
Electric - Generation	–	–	800,000	800,000
Total	$ 117,108,826	$ 39,068,289	$ 4,223,798	$ 160,400,913

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Gold Mining	$ 39,006,456	$ 4,037,249	$ –	$ 43,043,705
Medical - Hospitals	–	–	7,286	7,286
Precious Metals	537,600	2,528,071	–	3,065,671
Silver Mining	2,326,509	867,048	–	3,193,557
All Other Common Stocks	9,853,805	–	–	9,853,805
Exchange-Traded Funds	6,656,143	–	–	6,656,143
Warrants:
Gold Mining	5,492,475	24,177	–	5,516,652
Medical - Hospitals	–	–	–	–
All Other Warrants	465,029	–	–	465,029
Purchased Call Options:
Exchange-Traded Funds	–	715,987	–	715,987
Gold Mining	–	3,531,346	–	3,531,346
Metal - Copper	–	137,250	–	137,250
Platinum	–	54,290	–	54,290
Precious Metals	–	243,000	–	243,000
Silver Mining	–	848,434	–	848,434
Master Limited Partnership	3,004,650	–	–	3,004,650
Convertible Bond:
Gold Mining	–	364,095	–	364,095
Corporate Bonds:
Gold Mining	–	261,292	–	261,292
Metal - Diversified	–	302,250	–	302,250
Gold-Linked Notes:
Gold Mining	–	2,361,840	–	2,361,840
Silver-Linked Notes	2,748,660	–	–	2,748,660
Corporate Notes:
Building - Heavy Construction	–	–	350,000	350,000
Electric - Generation	–	–	300,000	300,000
Gold Mining	–	1,656,466	–	1,656,466
Total	$ 70,091,327	$ 17,932,795	$ 657,286	$ 88,681,408

Emerging Europe Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$ –	$ 473,496	$ –	$ 473,496
Automotive - Cars & Light Trucks	–	7,064,536	–	7,064,536
Brewery	–	1,094,327	–	1,094,327
Building Products - Cement/Aggregates	–	248,533	–	248,533
Cellular Telecommunication	4,025,809	9,426,518	–	13,452,327
Chemicals - Diversified	–	3,269,977	–	3,269,977
Commercial Banks - Non US	–	22,042,608	–	22,042,608
Diversified Banking Institutions	–	1,919,767	–	1,919,767
Diversified Operations	–	452,736	–	452,736
Electric - Generation	–	793,553	–	793,553
Finance - Investment Banker/Broker	–	2,628,173	–	2,628,173
Food - Catering	–	493,282	–	493,282
Food - Retail	–	10,843,438	–	10,843,438
Food - Wholesale/Distribution	–	539,156	–	539,156
Gold Mining	–	2,160,896	–	2,160,896
Housewares	–	576,750	–	576,750
Machinery - Farm	–	1,194,973	–	1,194,973
Medical - Drugs	–	2,565,151	–	2,565,151
Metal - Diversified	358,750	5,514,336	–	5,873,086
Oil - Field Services	–	599,758	–	599,758
Oil Companies - Exploration & Production	562,452	9,415,678	–	9,978,130
Oil Companies - Integrated	–	12,290,898	–	12,290,898
Property/Casualty Insurance	–	139,998	–	139,998
Real Estate Management/Services	–	435,526	–	435,526
Retail - Apparel/Shoe	–	862,439	–	862,439
Steel - Producers	–	633,890	–	633,890
Telecom Services	–	2,381,763	–	2,381,763
Television	–	1,388,079	–	1,388,079
Textile - Products	–	559,076	–	559,076
Tobacco	–	1,840,994	–	1,840,994
Web Portals/Internet Service Providers	2,574,894	3,820,275	–	6,395,169
All Other Common Stocks	231,558	–	–	231,558
Preferred Stock:
Oil Companies - Integrated	–	1,725,757	–	1,725,757
Real Estate Investment Trust	–	1,049,910	–	1,049,910
Exchange-Traded Fund	1,782,000	–	–	1,782,000
Closed-End Investment Company	–	391,955	–	391,955
Warrants	2,378,800	–	–	2,378,800
Purchased Call Option:
Exchange-Traded Fund	–	405,000	–	405,000
Corporate Note:
Transportation - Services	–	1,414,000	–	1,414,000
Total	$ 11,914,263	$ 112,657,202	$ –	$ 124,571,465
Other Financial Instruments**
Foreign Currency	$ (201,142)	$ –	$ –	$ (201,142)

Global Emerging Markets Fund
Investments in Securities*
Common Stocks:
Audio/Video Products	$ –	$ 107,301	$ –	$ 107,301
Batteries/Battery System	–	124,620	–	124,620
Commercial Banks - Non US	–	433,211	–	433,211
Computer Services	–	162,207	–	162,207
Diversified Financial Services	–	121,223	–	121,223
Diversified Minerals	–	8,500	–	8,500
Electric - Generation	–	252,730	–	252,730
Electronic Components - Miscellaneous	–	118,202	–	118,202
Finance - Investment Banker/Broker	–	120,746	–	120,746
Gas - Distribution	–	165,857	–	165,857
Metal - Diversified	–	15,215	–	15,215
Metal - Iron	–	–	158,433	158,433
Paper & Related Products	–	229,982	–	229,982
Real Estate Operating/Development	–	316,067	–	316,067
Rubber & Vinyl	–	149,233	–	149,233
Textile - Products	–	192,143	–	192,143
All Other Common Stocks	3,615	–	–	3,615
Corporate Notes:
Building - Heavy Construction	–	–	50,000	50,000
Electric - Generation	–	–	50,000	50,000
Total	$ 3,615	$ 2,517,237	$ 258,433	$ 2,779,285

China Region Fund
Investments in Securities*
Common Stocks:
Aerospace/Defense - Equipment	$ –	$ 256,412	$ –	$ 256,412
Airlines	–	476,912	–	476,912
Appliances	–	349,103	–	349,103
Audio/Video Products	–	181,219	–	181,219
Automotive - Cars & Light Trucks	–	518,563	–	518,563
Automotive/Truck Parts & Equipment - Original	–	291,828	–	291,828
Automotive/Truck Parts & Equipment - Replacement	–	277,522	–	277,522
Broadcast Services/Programming	–	286,896	–	286,896
Building & Construction - Miscellaneous	–	698,041	–	698,041
Building & Construction Products - Miscellaneous	–	299,476	–	299,476
Building-Heavy Construction	–	264,383	–	264,383
Casino Hotels	–	3,152,853	–	3,152,853
Casino Services	–	411,300	–	411,300
Chemicals - Specialty	–	225,814	–	225,814
Commercial Banks - Non US	–	3,438,917	–	3,438,917
Computers	–	273,461	–	273,461
Computers - Other	–	317,742	–	317,742
Consumer Products - Miscellaneous	–	887,917	–	887,917
Diversified Banking Institutions	–	518,471	–	518,471
Diversified Operations	–	896,404	–	896,404
Electric - Generation	–	239,386	–	239,386
Electronic Components - Miscellaneous	–	219,008	–	219,008
Electronic Measuring Instruments	–	312,464	–	312,464
Feminine Health Care Products	–	280,530	–	280,530
Gas - Distribution	–	849,156	–	849,156
Internet Application Software	–	871,942	–	871,942
Medical - Drugs	–	264,035	–	264,035
Multi-line Insurance	–	479,786	–	479,786
Oil Field Machinery & Equipment	–	292,160	–	292,160
Petrochemicals	–	1	–	1
Photo Equipment & Supplies	–	407,647	–	407,647
Power Converters/Supply Equipment	–	289,381	–	289,381
Public Thoroughfares	–	333,833	–	333,833
Real Estate Operating/Development	–	1,228,454	–	1,228,454
Retail - Jewelry	–	2	–	2
Retail - Perfume & Cosmetics	–	390,020	–	390,020
Transportation - Marine	–	507,806	–	507,806
Water Treatment Systems	–	325,237	–	325,237
All Other Common Stocks	2,362,042	–	–	2,362,042
Exchange-Traded Funds	365,533	–	–	365,533
Purchased Call Option:
Exchange-Traded Funds	–	56,750	–	56,750
Total	$ 2,727,575	$ 21,370,832	$ –	24,098,407

* Refer to the Portfolio of Investments for a detailed list of the Fund's investments.
** Other financial instruments include currency contracts and written options. Currency contracts are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date.

During the period, Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund, Emerging Europe Fund, Global Emerging Europe Fund and China Region Fund had transfers from Level 1 to Level 2 in the amount of $9,081,746, $12,962,182, $4,799,026, $49,108,596, $115,801 and $11,414,887, respectively, due to certain foreign securities being valued using a systematic fair value model at September 30, 2013, but not at the prior period end. Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund, Emerging Europe Fund and Global Emerging Markets Fund had transfers from Level 1 to Level 2 in the amount of $872,540, $10,320,413, $25,584, $295,937 and $15,215, respectively, due to securities being valued at the mean between bid and ask quotations at September 30, 2013, but at a quoted price at the prior period end. Holmes Growth Fund, MegaTrends Fund, Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund and China Region Fund had transfers from Level 2 to Level 1 in the amount of $912,484, $66,490, $4,400,568, $5,262,470, $2,748,660 and $35,000, respectively, due to securities being valued at a quoted price at September 30, 2013, but at the mean between bid and ask quotations at the prior period end. World Precious Minerals Fund had transfers from Level 2 to Level 1 in the amount of $286,951 resulting from the expiration of a regulatory hold. The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.

The following is a reconciliation of assets and liabilities for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2013, through September 30, 2013:

	Beginning Balance 12/31/2012	Purchases	Total realized gain (loss)	Net change in unrealized appreciation (depreciation)	Amortized discounts/ premiums	Paydowns/ Maturities	Reclassifications	Transfers into Level 3*	Transfers out of Level 3*	Ending Balance 09/30/2013	Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/2013(1)
Holmes Growth Fund
Investments in Securities
Common Stocks:
Medical - Hospitals	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 3,643	$ –	$ 3,643	$ –
Metal - Iron	100,000	–	–	6,443	–	–	100,000	–	–	206,443	6,443
Quarrying	379,951	–	–	122,094	–	–	–	–	–	502,045	122,094
Real Estate Operating/Development	100,000	–	–	35,140	–	–	–	–	–	135,140	35,140
Convertible Debenture:
Metal - Iron	100,000	–	–	–	–	–	(100,000)	–	–	–	–
Gold-Linked Note:
Gold Mining	370,000	–	–	(81,400)	–	–	–		(288,600)	–	–
Corporate Notes:
Building - Heavy Construction	–	150,000	–	–	–	–	–	–	–	150,000	–
Electric - Generation	150,000	–	–	–	–	–	–	–	–	150,000	–
Transportation - Air Freight	250,000	–	–	–	–	(250,000)	–	–	–	–	–
Total Investments in Securities	$ 1,449,951	$ 150,000	$ –	$ 82,277	$ –	$ (250,000)	$ –	$ 3,643	$ (288,600)	$ 1,147,271	$ 163,677

MegaTrends Fund
Investments in Securities
Common Stocks:
Electric - Generation	$ 104,717	$ –	$ –	$ 161,788	$ –	$ –	$ –	$ –	$ –	$ 266,505	$ 161,788
Energy - Alternate Sources	100,000	–	–	(27,460)	–	–	–	–	–	72,540	(27,460)
Metal - Iron	100,000	–	–	6,443	–	–	100,000	–	–	206,443	6,443
Quarrying	520,081	–	–	167,124	–	–	–	–	–	687,205	167,124
Real Estate Operating/Development	326,533	–	–	114,744	–	–	–	–	–	441,277	114,744
Convertible Debenture:
Metal - Iron	100,000	–	–	–	–	–	(100,000)	–	–	–	–
Corporate Note:
Electric - Generation	100,000	–	–	–	–	–	–	–	–	100,000	–
Total Investments in Securities	$ 1,351,331	$ –	$ –	$ 422,639	$ –	$ –	$ –	$ –	$ –	$ 1,773,970	$ 422,639

Global Resources Fund
Investments in Securities
Common Stocks:
Electric - Generation	$ 1,460,519	$ –	$ –	$ 2,256,501	$ –	$ –	$ –	$ –	$ –	$ 3,717,020	$ 2,256,501
Energy - Alternate Sources	2,400,000	–	–	(659,040)	–	–	–	–	–	1,740,960	(659,040)
Gold Mining	1,300	–	–	(134)	–	–	–	–	–	1,166	(134)
Medical - Hospitals	–	–	–	–	–	–	–	9,134	–	9,134	–
Metal - Copper	–	–	–	–	–	–	–	–	–	–	–
Metal - Diversified	1,374,150	–	–	(315,900)	–	–	–	14,564	–	1,072,814	(315,900)
Metal - Iron	2,600,000	–	–	(1,351,740)	–	–	–	–	–	1,248,260	(1,351,740)
Mining Services	285,890	–	–	(29,301)	–	–	–	–	–	256,589	(29,301)
Natural Resource Technology	50,947	–	–	–	–	–	–	–	–	50,947	–
Oil Refining & Marketing	426,390	–	–	(275,931)	–	–	–	–	–	150,459	(275,931)
Platinum	–	–	(102,655)	102,655	–	–	–	–	–	–	–
Quarrying	4,900,009	–	–	1,574,574	–	–	–	–	–	6,474,583	1,574,574
Real Estate Operating/Development	7,443,544	–	–	2,615,661	–	–	–	–	–	10,059,205	2,615,661
Convertible Debenture:
Diversified Minerals	147,635	–	–	362,986	–	–	–	–	(510,621)	–	–
Gold-Linked Notes:
Gold Mining	8,615,000	–	–	(1,895,300)	–	–	–	–	(6,719,700)	–	–
Corporate Notes:
Building - Heavy Construction	–	1,000,000	–	–	–	–	–	–	–	1,000,000	–
Electric - Generation	3,000,000	–	–	–	–	–	–	–	–	3,000,000	–
Transportation - Air Freight	500,000	–	–	–	–	(500,000)	–	–	–	–	–
Total Investments in Securities	$ 33,205,384	$ 1,000,000	$ (102,655)	$ 2,385,031	$ –	$ (500,000)	$ –	$ 23,698	$ (7,230,321)	$ 28,781,137	$ 3,814,690

World Precious Minerals Fund
Investments in Securities
Common Stocks:
Gold Mining	$ 1,797,024	$ –	$ –	$ (952,967)	$ –	$ –	$ –	$ –	$ –	$ 844,057	$ (952,967)
Investment Companies	–	–	–	–	–	–	–	–	–	–	–
Medical - Hospitals	–	–	–	–	–	–	–	16,894	–	16,894	–
Metal - Copper	–	–	–	–	–	–	–	11,651	–	11,651	–
Metal - Diversified	388,043	–	–	4,908		–	–	–	(392,951)	–	–
Metal - Iron	–	–	–	701,196		–	1,200,000	–	–	1,901,196	701,196
Oil Companies - Exploration & Production	–	–	–	–	–	–	–	–	–	–	–
Platinum	–	–	(1,141,145)	1,141,145	–	–	–	–	–	–	–
Warrants:
Gold Mining	–	–	–	–	–	–	–	–	–	–	–
Metal - Diversified	–	–	–	–	–	–	–	–	–	–	–
Special Warrants:
Gold/Mineral Exploration & Development	–	–	–	–	–	–	–	–	–	–	–
Convertible Debenture:
Metal - Iron	1,200,000	–	–	–	–	–	(1,200,000)	–	–	–	–
Gold-Linked Notes:
Gold Mining	5,845,000	–	–	(1,285,900)	–	–	–	–	(4,559,100)	–	–
Corporate Notes:
Building - Heavy Construction	–	650,000	–	–	–	–	–	–	–	650,000	–
Electric - Generation	800,000	–	–	–	–	–	–	–	–	800,000	–
Total Investments in Securities	$ 10,030,067	$ 650,000	$ (1,141,145)	$ (391,618)	$ –	$ –	$ –	$ 28,545	$ (4,952,051)	$ 4,223,798	$ (251,771)

Gold and Precious Metals Fund
Investments in Securities
Common Stocks:
Gold Mining	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 7,286	$ –	$ 7,286	$ –
Gold-Linked Notes:
Gold Mining	2,940,000	–	–	(646,800)	–	–	–	–	(2,293,200)	–	–
Corporate Notes:
Building - Heavy Construction	–	350,000	–	–	–	–	–	–	–	350,000	–
Electric - Generation	300,000	–	–	–	–	–	–	–	–	300,000	–
Warrants:
Gold Mining	–	–	–	–	–	–	–	–	–	–	–
Total Investments in Securities	$ 3,240,000	$ 350,000	$ –	$ (646,800)	$ –	$ –	$ –	$ 7,286	$ (2,293,200)	$ 657,286	$ –

Global Emerging Markets Fund
Investments in Securities
Common Stocks:
Metal - Iron	$ –	$ –	$ –	$ 58,433	$ –	$ –	$ 100,000	$ –	$ –	$ 158,433	$ 58,433
Convertible Debenture:
Metal - Iron	100,000	–	–	–	–	–	(100,000)	–	–	–	–
Corporate Notes:
Building - Heavy Construction	–	50,000	–	–	–	–	–	–	–	50,000	–
Transportation - Air Freight	50,000	–	–	–	–	–	–	–	–	50,000	–
Electric - Generation	50,000	–	–	–	–	–	–	–	(50,000)	–	–
Total Investments in Securities	$ 200,000	$ 50,000	$ –	$ 58,433	$ –	$ –	$ –	$ –	$ (50,000)	$ 258,433	$ 58,433

*The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1) Any difference between Net change in unrealized appreciation (depreciation) from Investments held as of September 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments are as follows:

	Fair Value at	Valuation	Unobservable
	9/30/2013	Technique(s)	Input	Range (Weighted Average)
Holmes Growth Fund
Investments in Securities
Common Stocks	$ 138,783	Market Transaction (1)	Premium	0% - 8% premium (8% premium)
Common Stocks	708,488	Methods of Comparables/Consensus Pricing (2)	Discount	0%
Corporate Notes	300,000	Market Transaction (1)	Discount	0%

MegaTrends Fund
Investments in Securities
Common Stocks	513,817	Market Transaction (1)	Discount/Premium	27% discount - 8% premium (1% premium)
Common Stocks	1,160,153	Methods of Comparables/Consensus Pricing (2)	Discount	0%
Corporate Note	100,000	Market Transaction (1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	13,341,274	Market Transaction (1)	Discount/Premium	100% discount - 8% premium (28% discount)
Common Stocks	11,439,863	Methods of Comparables/Consensus Pricing (2)	Discount	0%
Corporate Notes	4,000,000	Market Transaction (1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	872,602	Market Transaction (1)	Discount	0% - 100% discount (49% discount)
Common Stocks	1,901,196	Methods of Comparables/Consensus Pricing (2)	Discount	0%
Special Warrants	-	Market Transaction (1)	Discount	100%
Corporate Notes	1,450,000	Market Transaction (1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	7,286	Market Transaction (1)	Discount	0%
Corporate Notes	650,000	Market Transaction (1)	Discount	0%

Global Emerging Markets Fund
Investments in Securities
Common Stocks	158,433	Methods of Comparables/Consensus Pricing (2)	Discount	0%
Corporate Notes	100,000	Market Transaction (1)	Discount	0%

(1) Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2) The Methods of Comparables/Consensus Pricing valuation technique involves gathering observable and unobservable data related to securities that exhibit characteristics to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at September 30, 2013, were:

Credit Suisse Securities USA LLC repurchase agreement, 09/30/13, 0.04%, due 10/01/13:
Total principal amount: $38,319,422; Total repurchase price: $38,319,465
Collateral:
$39,050,000 U.S. Treasury Note, 0.250%, 02/15/15
    (total collateral market value, including accrued interest, of $39,087,977)

Morgan Stanley repurchase agreement, 09/30/13, 0.02%, due 10/01/13:
Total principal amount: $30,000,000; Total repurchase price: $30,000,017
Collateral:
$30,634,300 U.S. Treasury Notes, 0.750% - 1.375%, 12/31/17 - 06/30/18
(total collateral market value, including accrued interest, of $30,600,089)

UBS Financial Services Inc. repurchase agreement, 09/30/13, 0.03%, due 10/01/13:
Total principal amount: $50,000,000; Total repurchase price: $50,000,042
Collateral:
$2,646,100 U.S. Treasury Inflation Index Notes, 0.125% - 2.500%, 07/15/14 - 04/15/18
$41,498,200 U.S. Treasury Inflation Index Bonds, 0.625% - 3.875%, 01/15/25 - 02/15/43
    (total collateral market value, including accrued interest, of $51,000,110)

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2013.

	Shares of Affiliated Companies
Holmes Growth Fund	December 31, 2012	Additions	Reductions	September 30, 2013
IOU Financial, Inc.	1,538,000	270,000	-	1,808,000	(a)

At September 30, 2013, the Holmes Growth Fund had no investments in affiliated companies. There were no realized gains or losses on transactions, and there was no income earned for the period.

	Shares of Affiliated Companies
Global Resources Fund	December 31, 2012	Additions	Reductions	September 30, 2013
Africa Oilfield Logistics Ltd.	-	55,834,483	(1,254,500)	54,579,983
African Potash Ltd.	15,825,000	-	-	15,825,000
Agriterra Ltd.	67,888,600	630,000	-	68,518,600
Pacific Coal Resources Ltd.	23,039,115	66,467	(19,755,521)	3,350,061
Pacific Green Energy Corp.	2,400,000	-	-	2,400,000
Pacific Power Generation Corp.	4,868,396	-	-	4,868,396	(a)
Pacific Stone Tech, Inc.	22,659	-	-	22,659
Range Energy Resources, Inc.	15,100,000	-	-	15,100,000	(a)

At September 30, 2013, the value of investments in affiliated companies was $22,357,275, representing 5.61% of net assets, and the total cost was $44,286,695. Net realized gains on transactions were $115,795, and there was no income earned for the period.

	Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2012	Additions	Reductions	September 30, 2013
Candente Gold Corp.	5,640,000	-	-	5,640,000
Canyon Resources Ltd.	826,316	3,511,413	-	4,337,729
Golden Arrow Resources Corp.	2,155,000	-	(2,155,000)	-	(a)
Gran Colombia Gold Corp.	25,385,838	132,280	(24,358,945)	1,159,173
Klondex Mines Ltd.	4,488,200	251,800	-	4,740,000
Mammoth Resources Corp.	702,700	897,300	-	1,600,000
Mirasol Resources Ltd.	2,210,000	43,900	-	2,253,900
Moss Lake Gold Mines Ltd.	3,345,000	9,500	-	3,354,500
Rochester Resources Ltd.	7,000,000	-	(7,000,000)	-	(a)

At September 30, 2013, the value of investments in affiliated companies was $11,759,887, representing 6.91% of net assets, and the total cost was $45,801,197. Net realized losses on transactions were $1,016,188, and there was no income earned for the period.

(a) At September 30, 2013, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Growth Fund	Date	Share/Unit
Andean Iron Corp., 144A (formerly Andean Pacific Iron Corp.)	06/07/11-10/03/11	$0.47
ARB Arendal, S. de R.L. de C.V., Corporate Note	08/14/13	$100.00
Pacific Infrastructure, Inc.	11/22/10	$1.00
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.28

As of September 30, 2013, the total cost of restricted securities was $980,000, and the total value was $1,143,628, representing 2.94% of net assets.

	Acquisition	Cost per
MegaTrends Fund	Date	Share/Unit
Andean Iron Corp., 144A (formerly Andean Pacific Iron Corp.)	06/07/11-10/03/11	$0.47
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.22

As of September 30, 2013, the total cost of restricted securities was $1,270,000, and the total value was $1,773,970, representing 14.40% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
Andean Iron Corp., 144A (formerly Andean Pacific Iron Corp.)	10/03/11	$1.00
ARB Arendal, S. de R.L. de C.V., Corporate Note	08/14/13	$100.00
GoviEx Uranium, Inc., 144A	10/04/07	$1.96
I-Pulse, Inc., 144A	10/04/07	$1.88
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.22
Value Creation, Inc.	08/11/06	$10.60

As of September 30, 2013, the total cost of restricted securities was $26,740,186, and the total value was $28,499,684, representing 7.15% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Andean Iron Corp., 144A (formerly Andean Pacific Iron Corp.)	06/07/11	$0.30
ARB Arendal, S. de R.L. de C.V., Corporate Note	08/14/13	$100.00
Orex Minerals, Inc., 144A, Warrants (October 2015)	09/26/13	$0.00
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00
Taurus Gold Ltd., 144A	05/31/11-05/29/13	$1.17
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049)	08/14/97	$0.50

As of September 30, 2013, the total cost of restricted securities was $5,817,500, and the total value was $4,176,300, representing 2.46% of net assets.

	Acquisition	Cost per
Gold and Precious Metals Fund	Date	Share/Unit
ARB Arendal, S. de R.L. de C.V., Corporate Note	08/14/13	$100.00
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00

As of September 30, 2013, the total cost of restricted securities was $650,000, and the total value was $650,000, representing 0.68% of net assets.

	Acquisition	Cost per
Global Emerging Markets Fund	Date	Share/Unit
Andean Iron Corp., 144A (formerly Andean Pacific Iron Corp.)	06/07/11	$0.30
ARB Arendal, S. de R.L. de C.V., Corporate Note	08/14/13	$100.00
Pacific Power Generation Corp., Corporate Note	05/25/12	$100.00

As of September 30, 2013, the total cost of restricted securities was $200,000, and the total value was $258,433, representing 4.59% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of September 30, 2013, portfolio securities valued at $672,780 and $1,009,170 were held in escrow by the custodian as collateral for call options written for the All American Equity Fund and Holmes Growth Fund, respectively.

Transactions in written call options during the period ended September 30, 2013, were as follows:

	All American Equity Fund Call Options		Holmes Growth Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2012	-	$-	-	$-
Options written	75	31,599	430	130,783
Options closed	(20)	(7,154)	(255)	(59,333)
Options expired	(45)	(13,356)	(160)	(54,816)
Options exercised	-	-	-	-
Options outstanding at September 30, 2013	10	$11,089	15	$16,634

	Global Resources Fund Call Options		Emerging Europe Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2012	-	$-	2,000	$291,560
Options written	18,893	1,536,874	4,000	674,757
Options closed	(8,580)	(999,315)	(4,000)	(697,769)
Options expired	(4,135)	(158,436)	(1,000)	(72,340)
Options exercised	(6,178)	(379,123)	(1,000)	(196,208)
Options outstanding at September 30, 2013	-	$-	-	$-

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts at September 30, 2013, were:

	Foreign	In Exchange	Settlement		Unrealized	Unrealized
Fund Contract	Currency	for USD	Date	Value	Appreciation	(Depreciation)
Emerging Europe Fund
Sales:
Czech Crown	78,000,000	$4,109,598	12/17/13	$3,908,456	$-	$(201,142)

Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of September 30, 2013:

	All American Equity Fund	Holmes Growth Fund	Global Resources Fund
Asset derivatives
Investments, at value
Equity contracts	$-	$-	$308,065
Total	$-	$-	$308,065

Liability derivatives
Written options, at value	$9,250	$13,875	$-
Total	$9,250	$13,875	$-

	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
Asset derivatives
Investments, at value
Equity contracts	$8,301,301	$5,530,307	$405,000	$56,750
Total	$8,301,301	$5,530,307	$405,000	$56,750

Liability derivatives
Unrealized depreciation on foreign currency exchange contracts
Foreign exchange contracts	$-	$-	$201,142	$-
Total	$-	$-	$201,142	$-

Tax Information

The following table presents the income tax basis of the securities owned at September 30, 2013, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Treasury Securities Cash	$73,407,209	$-	$-	$-
U.S. Government Securities Savings	126,815,413	-	-	-
Near-Term Tax Free	46,448,081	849,822	(493,643)	356,179
Tax Free	15,188,407	720,909	(118,638)	602,271
All American Equity	16,224,054	3,622,185	(182,552)	3,439,633
Holmes Growth	27,819,310	9,701,545	(383,794)	9,317,751
MegaTrends	10,410,749	1,529,284	(308,303)	1,220,981
Global Resources	416,158,347	57,534,471	(107,331,778)	(49,797,307)
World Precious Minerals	306,554,845	13,072,726	(159,226,658)	(146,153,932)
Gold and Precious Metals	127,765,575	5,585,812	(44,669,979)	(39,084,167)
Emerging Europe	108,619,464	27,268,807	(11,316,806)	15,952,001
Global Emerging Markets	3,193,618	287,895	(702,228)	(414,333)
China Region	21,563,480	3,241,633	(706,706)	2,534,927

Minimum Yield Agreement

The Adviser has voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the respective Fund’s yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the Fund’s yield to fall below the Minimum Yield. For the nine months ended September 30, 2013, fees waived and/or expenses reimbursed as a result of this agreement were $555,986 and $395,409 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. At September 30, 2013, the Adviser may seek reimbursement of the previously waived and reimbursed fees as follows:

Fund	Expires 12/31/2013	Expires 12/31/2014	Expires 12/31/2015	Expires 12/31/2016	Total
U.S. Treasury Securities Cash	$884,850	$867,545	$735,584	$555,986	$3,043,965
U.S. Government Securities Savings	678,107	736,531	509,874	$395,409	$2,319,921

Note that recapture of the above amounts for the U.S. Treasury Securities Cash Fund is not expected because the fund will be liquidated in December 2013.

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 are filed as exhibits to this report.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           November 26, 2013

By:           /s/ Lisa Callicotte
Lisa Callicotte
Treasurer

Date:           November 26, 2013